   As filed with the Securities and Exchange Commission on January 5, 1996

                                               1933 Act Registration No. 2-94983
                                              1940 Act Registration No. 811-4180

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [  X  ]
                                                                    -----

     Pre-Effective Amendment No._____                       [_____]
     Post-Effective Amendment No. 32                        [  X  ]
                                 ----                        -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [  X  ]
                                                                    -----


     Amendment No.  31
                   ----

                       (Check appropriate box or boxes.)

                           PAINEWEBBER OLYMPUS FUND
              (Exact Name of Registrant as Specified in Charter)

                          1285 Avenue of the Americas
                           New York, New York  10019
              (Address of principal executive offices) (zip code)

      Registrant's telephone number, including area code: (212) 713-2000

                             GREGORY K. TODD, ESQ.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                  Copies to:
                            ELINOR W. GAMMON, ESQ.
                          Kirkpatrick & Lockhart LLP
                  1800 M Street, N.W.; South Lobby, 9th Floor
                         Washington, D.C.  20036-5891
                           Telephone (202) 778-9000

It is proposed that this filing will become effective:


_______      Immediately upon filing pursuant to Rule 485(b)
_______      On _________________ pursuant to Rule 485(b)
   X         60 days after filing pursuant to Rule 485(a)(i)
-------
_______      On _________________ pursuant to Rule 485(a)(i)
_______      75 days after filing pursuant to Rule 485(a)(ii)
_______      On _________________ pursuant to Rule 485(a)(ii)

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on October 30, 1995.

                           PAINEWEBBER OLYMPUS FUND
                           ------------------------

                      Contents of Registration Statement
                      ----------------------------------


This registration statement consists of the following papers and documents:


 . Cover Sheet

 . Contents of Registration Statement

 . Cross Reference Sheet

 . PaineWebber Growth Fund -- Class A, B and C Shares

       Part A - Prospectus

       Part B - Statement of Additional Information


 . Part C - Other Information

 . Signature Page

 . Exhibits

                           PAINEWEBBER OLYMPUS FUND
                           ------------------------

                            Class A, B and C Shares

                        Form N-1A Cross Reference Sheet


       Part A Item No.
       and Caption                              Prospectus Caption
       ---------------                          ------------------

1.     Cover Page...........................    Cover Page

2.     Synopsis.............................    Expense Table

3.     Condensed Financial Information......    Financial Highlights; Past
                                                Performance

4.     General Description of Registrant....    The Funds at a Glance;
                                                Investment Objective and
                                                Policies; Investment Philosophy
                                                and Process; The Funds'
                                                Investments; General Information

5.     Management of the Fund...............    Management; General Information

6.     Capital Stock and Other Securities...    Cover Page; Flexible Pricing;
                                                Dividends and Taxes; General
                                                Information
7.     Purchase of Securities Being             How to Buy Shares; Other
       Offered..............................    Services; Determining the
                                                Shares' Net Asset Value

8.     Redemption or Repurchase.............    Redemptions; Other Services

9.     Pending Legal                            Not Applicable
       Proceedings..........................

       Part B Item No.                          Statement of Additional
       and Caption                              Information Caption
       ---------------                          -------------------------

10.    Cover Page...........................    Cover Page

11.    Table of Contents....................    Table of Contents

12.    General Information and History......    Other Information

13.    Investment Objectives and Policies...    Investment Policies and
                                                Restrictions; Hedging
                                                Strategies; Portfolio
                                                Transactions
14.    Management of the Fund...............    Trustees and Officers

15.    Control Persons and Principal            Trustees and Officers
       Holders of Securities................

16.    Investment Advisory and Other            Investment Advisory and
       Services.............................    Distribution Arrangements; Other
                                                Information
17.    Brokerage Allocation.................    Portfolio Transactions

18.    Capital Stock and Other Securities...    Conversion of Class B Shares;
                                                Other Information

19.    Purchase, Redemption and Pricing of      Reduced Sales Charges,
       Securities Being Offered.............    Additional Exchange and
                                                Redemption Information and
                                                Other Services; Valuation of
                                                Shares

20.    Tax Status...........................    Taxes

21.    Underwriters.........................    Investment Advisory and
                                                Distribution Arrangements

22.    Calculation of Performance Data......    Performance Information

23.    Financial Statements.................    Financial Statements

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

PAINEWEBBER GROWTH AND INCOME FUND


PAINEWEBBER GROWTH FUND

PAINEWEBBER SMALL CAP GROWTH FUND

PAINEWEBBER SMALL CAP VALUE FUND



            1285 Avenue of the Americas, New York, New York, 10019

                             Prospectus -- [Date]


______________________________________________________________________

PaineWebber Equity Funds are designed for investors who generally seek long-term capital appreciation by investing principally in equity securities. PaineWebber Growth and Income Fund seeks to provide both capital growth and current income by investing in dividend-paying equity securities believed to have potential for rapid earnings growth. PaineWebber Growth Fund seeks long-term capital appreciation by investing in equity securities of companies with substantial potential for capital growth. PaineWebber Small Cap Growth Fund and PaineWebber Small Cap Value Fund seek long-term capital appreciation by investing primarily in equity securities of small-capitalization companies.

This Prospectus concisely sets forth information that an investor should know about the Funds before investing. Please retain a copy of this Prospectus for future reference.

A Statement of Additional Information dated [Date] has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your PaineWebber investment executive, PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.



______________________________________________________________________



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             THE FUNDS AT A GLANCE

GROWTH AND INCOME FUND

GOAL: To increase the value of your investment by investing primarily in dividend-paying equity securities with the potential for rapid earnings growth.


INVESTMENT OBJECTIVE: Current income and capital growth.

RISKS: Equity securities historically have shown greater growth potential than other types of securities; as such, they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may also invest up to 10% of its assets in high yield, high risk convertible bonds, which are considered predominantly speculative and may involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options, futures and foreign currency contracts, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On __________, 1996, the Fund had over $_____ million in assets.


GROWTH FUND
-----------

GOAL: To increase the value of your investment by investing primarily in equity securities of companies with substantial potential for capital growth.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities; as such, they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. The Fund may also invest up to 35% of its assets in high yield, high risk bonds, which may be subject to greater risks of default and price fluctuation than investment grade securities and are considered predominantly speculative. The Fund may use derivatives, such as options, futures and foreign currency contracts, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On __________, 1996, the Fund had over $_____ million in assets.


SMALL CAP GROWTH FUND
---------------------

GOAL: To increase the value of your investment by investing primarily in the equity securities of small-capitalization ("small-cap") companies with substantial for capital growth.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities; as such, they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. Small-cap companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In addition, equity securities of small-cap companies may be less liquid and more volatile than those of larger companies. The Fund may use derivatives, such as options, futures and foreign currency contracts, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On __________, 1996, the Fund had over $_____ million in assets.

SMALL CAP VALUE FUND
--------------------

GOAL: To increase the value of your investment by investing primarily in the equity securities of small-cap companies.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

RISKS: Equity securities historically have shown greater growth potential than other types of securities; as such, they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. Small-cap companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In addition, equity securities of small-cap companies may be less liquid and more volatile than those of larger companies. The Fund may use derivatives, such as options, futures and foreign currency contracts, in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On __________, 1996, the Fund had over $_____ million in assets.

--------------------------------------------------------------------------------

MANAGEMENT: Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins" or "Investment Adviser"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of the Growth Fund, the Growth and Income Fund, the Small Cap Growth Fund, and the Small Cap Value Fund (each a "Fund" and, collectively, the "Funds").

Mitchell Hutchins has appointed George D. Bjurman & Associates ("Bjurman") as investment sub-adviser for the Small Cap Growth Fund, and Quest Advisory Corp. ("Quest Advisory") as investment sub-adviser for the Small Cap Value Fund (each an "Investment Sub-Adviser").

MINIMUM INVESTMENT: To open an account, investors need $1,000; to add to an account, investors need only $100.

--------------------------------------------------------------------------------

WHO SHOULD INVEST

The GROWTH AND INCOME FUND is designed for investors seeking capital growth and current income through investment in growth-oriented, dividend-paying equity securities of U.S. and foreign companies that are traded in the United States. The Growth and Income Fund invests primarily in equity securities of larger growth companies and smaller issuers with the potential for rapid earnings growth that pay dividends. In addition, the Growth and Income Fund can invest in high yield, high risk convertible bonds. These investments offer the potential for greater returns but also entail a substantial degree of volatility and risk. Accordingly, the Growth and Income Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

The GROWTH FUND is for investors who want long-term capital appreciation through investment primarily in growth-oriented equity securities of U.S. and foreign companies that are traded in the United States. The Growth Fund invests in equity securities of both larger growth companies and smaller issuers with greater appreciation potential. In addition, the Growth Fund can invest a significant portion of its assets in high yield, high risk bonds. These investments offer the potential for greater returns but also entail a substantial degree of volatility and risk. Accordingly, the Growth Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

The SMALL CAP GROWTH FUND invests primarily in stocks of small-cap companies and is designed for investors who are seeking long-term capital appreciation. Several statistical studies have been published recently indicating that the historical long-term returns of small-cap equity securities have been higher than those of large-cap equity securities.

Equity securities of small-cap growth companies generally exhibit greater market volatility than is the case with stocks of larger companies and stocks in general. Accordingly, the Small Cap Growth Fund is designed for investors who are looking for long-term growth and are able to bear the risks and fluctuations associated with investment in growth-oriented smaller companies.

The SMALL CAP VALUE FUND invests primarily in equity securities of small-cap companies selected on a value basis and is designed for investors who are seeking long-term capital appreciation. Several statistical studies have been published recently indicating that the historical long-term returns of small-cap equity securities have been higher than those of large-cap equity securities. Equity securities of small-cap companies generally exhibit greater market volatility than is the case with equity securities of larger companies, or equity securities in general. Accordingly, the Small Cap Value Fund is designed for investors who are looking for long-term growth and are able to bear the risks and fluctuations associated with investment in smaller companies.

These Funds are not intended to provide a complete or balanced investment program, but one or more of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance a child's college education, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them.


HOW TO PURCHASE SHARES OF THE FUNDS

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price).

Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this Class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value.

Investors do not pay an initial sales charge when they buy Class B shares. 100% of their purchase is immediately invested. Class B shares have higher ongoing expenses than Class A shares.

Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This is called a "contingent deferred sales charge" and applies when investors sell their Class B shares within six years.

After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value.

Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses they pay for Class C shares are higher than for Class A shares. A contingent deferred sales charge of 1% is charged on shares sold within one year of the purchase date. Class C shares never convert to any other Class of shares.

THE PAINEWEBBER FAMILY OF FUNDS

The PaineWebber Family of Funds consists of six broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. The Growth Fund, Growth and Income Fund, Small Cap Growth Fund and Small Cap Value Fund are all in the Growth category.

 .    Money Market Funds for income and stability by investing in high-quality, short-term investments.
 .    Bond Funds for income by investing mainly in bonds.
 .    Tax-Free Bond Funds for income exempt from federal income taxes and, in some cases, state and local income taxes, by investing in municipal bonds.
 .    Asset Allocation Funds for long-term growth and income by investing in stocks and bonds.
 .    Growth Funds for long-term growth by investing mainly in stocks.
 .    Global Funds for long-term growth by investing mainly in foreign stocks or high current income by investing mainly in global debt instruments.

A complete listing of the PaineWebber Family of Funds is found on the back cover of this prospectus.


                             ------------------------------------------------
                              TABLE OF CONTENTS
                              The Fund at a Glance               page  ____
                              Expense Table                            ____
                              Financial Highlights                     ____
                              Investment Objective & Policies          ____
                              Investment Philosophy & Process          ____
                              Performance                              ____
                              The Fund's Investments                   ____
                              Flexible Pricing(SM)                     ____
                              How to Buy Shares                        ____
                              Redemptions                              ____
                              Other Services                           ____
                              Management                               ____
                              Determining the Shares' Net Asset Value  ____
                              Dividends & Taxes                        ____
                              General Information                      ____
                             ------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in the Funds. Expenses shown below represent those incurred for the most recent fiscal year.

                                 EXPENSE TABLE

                                                                     Class    Class    Class
                                                                       A        B        C


SHAREHOLDER TRANSACTION EXPENSES
--------------------------------

Maximum Sales Charge on Purchases of Shares (as a percentage of
offering price)...................................................   4.50%    None    None

Sales Charge on Reinvested Dividends (as a percentage of offering
price)............................................................   None     None    None

Maximum Contingent Deferred Sales Charge (as a percentage of
redemption proceeds)..............................................   None     5%      1%

Exchange Fee (There is no exchange fee for exchanges of Small Cap
Growth Fund)......................................................   $5.00   $5.00   $5.00

ANNUAL FUND OPERATING EXPENSES
------------------------------
(as a percentage of average net assets)

GROWTH FUND
 Management Fees..................................................   0.75%   0.75%   0.75%
 12b-1 Fees.......................................................   0.23    1.00    1.00
 Other Expenses...................................................   0.30    0.31    0.30
                                                                     ----    ----    ----
  Total Operating Expenses........................................   1.28%   2.06%   2.05%
                                                                     ====    ====    ====


GROWTH AND INCOME FUND
 Management Fees..................................................   0.70%   0.70%   0.70%
 12b-1 Fees.......................................................   0.23    1.00    1.00
 Other Expenses...................................................   0.26    0.27    0.28
                                                                     ----    ----    ----
  Total Operating Expenses........................................   1.19%   1.97%   1.98%
                                                                     ====    ====    ====


SMALL CAP GROWTH FUND
 Management Fees..................................................   1.00%   1.00%   1.00%
 12b-1 Fees.......................................................   0.25    1.00    1.00
 Other Expenses...................................................   0.47    0.48    0.48
                                                                     ----    ----    ----
  Total Operating Expenses........................................   1.72%   2.48%   2.48%
                                                                     ====    ====    ====

SMALL CAP VALUE FUND
 Management Fees..................................................   1.00%   1.00%   1.00%
 12b-1 Fees.......................................................   0.25    1.00    1.00
 Other Expenses...................................................   0.73    0.74    0.73
                                                                     ----    ----    ----
  Total Operating Expenses........................................   1.98%   2.74%   2.73%
                                                                     ====    ====    ====



CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to a sales charge. However, if such shares are sold within one year after purchase, a contingent deferred sales charge of 1% of the net asset value or cost of the shares sold, whichever is less, is imposed on the sale.

CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.

CLASS C SHARES: A contingent deferred sales charge of 1% of the net asset value or cost of the shares sold, whichever is less, will be applied to sales of shares within one year of purchase.

12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

For more information, see "Management" and "Purchases."

EXAMPLE OF EFFECT OF FUND EXPENSES

The following example should assist investors in understanding various costs and expenses incurred as shareholders of the Fund. The assumed 5% annual return shown in the example is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The example should not be considered to be a representation of past or future expenses. Actual expenses of the Fund may be more or less than those shown.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming a 5% annual return.

GROWTH AND INCOME FUND
 EXAMPLE                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
 -------                                                ------    -------    -------    --------

 Class A                                                  $XX       $XX        $XXX        $XXX
 Class B (Assuming sale of all shares at end of period)   $XX       $XX        $XXX        $XXX
 Class B (Assuming no sale of shares)                     $XX       $XX        $XXX        $XXX
 Class C (Assuming sale of all shares at end of period)   $XX       $XX        $XXX        $XXX
 Class C (Assuming no sale of shares)                     $XX       $XX        $XXX        $XXX

GROWTH FUND
 EXAMPLE                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
 -------                                                ------    -------    -------    --------

 Class A                                                  $XX       $XX        $XXX        $XXX
 Class B (Assuming sale of all shares at end of period)   $XX       $XX        $XXX        $XXX
 Class B (Assuming no sale of shares)                     $XX       $XX        $XXX        $XXX
 Class C (Assuming sale of all shares at end of period)   $XX       $XX        $XXX        $XXX
 Class C (Assuming no sale of shares)                     $XX       $XX        $XXX        $XXX


SMALL CAP GROWTH FUND
 EXAMPLE                                                 1 YEAR    3 YEARS    5 YEARS     10 YEARS
 -------                                                 ------    -------    -------     --------
 Class A                                                  $XX       $XX        $XXX        $XXX
 Class B (Assuming sale of all shares at end of period)   $XX       $XX        $XXX        $XXX
 Class B (Assuming no sale of shares)                     $XX       $XX        $XXX        $XXX
 Class C (Assuming sale of all shares at end of period)   $XX       $XX        $XXX        $XXX
 Class C (Assuming no sale of shares)                     $XX       $XX        $XXX        $XXX


SMALL CAP VALUE FUND
 EXAMPLE                                                 1 YEAR    3 YEARS    5 YEARS     10 YEARS
                                                         ------    -------    -------     --------
 Class A                                                  $XX       $XXX       $XXX        $XXX
 Class B (Assuming sale of all shares at end of period)   $XX       $XXX       $XXX        $XXX
 Class B (Assuming no sale of shares)                     $XX        $XX       $XXX        $XXX
 Class C (Assuming sale of all shares at end of period)   $XX        $XX       $XXX        $XXX
 Class C (Assuming no sale of shares)                     $XX        $XX       $XXX        $XXX


ASSUMPTIONS MADE IN THE EXAMPLE

 .    Class A shares: Deduction of the maximum 4.5% initial sales charge at the time of purchase.

 .    Class B shares: Deduction of the maximum applicable contingent deferred sales charge at the time of redemption, which declines over a period of six years. Ten-year figures assume that Class B Shares convert to Class A Shares at the end of the sixth year.

 .    Class C shares: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.

                             FINANCIAL HIGHLIGHTS

                      PAINEWEBBER GROWTH AND INCOME FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods. This information is supplemented by the financial statements and accompanying notes appearing in the Growth and Income Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1995 and the report of independent auditors appearing in the Fund's Annual Report to Shareholders. Both are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information for the five years ended August 31, 1995 appearing below in the tables, have been audited by Ernst & Young LLP, independent auditors, whose report is included in the Annual Report to Shareholders. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge. Information for periods prior to the year ended August 31, 1991, shown below, has also been audited by Ernst & Young LLP, whose reports were unqualified.

                                                                                             Class A
                                                             --------------------------------------------------------------------
                                                                             For the Year Ended                 For the Period
                                                             ------------------------------------------------   _____ to _____

                                                             --------------------------------------------------------------------
Net asset value, beginning of period ....................             $                 $             $              $
                                                             --------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).............................
Net realized and unrealized gains (losses) from
investment and foreign currency activities...............    --------------------------------------------------------------------

Total from investment operations.........................
                                                             --------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................................                               --                           --
Net realized gain (loss) on investment transactions......                                                            --
                                                              --------------------------------------------------------------------
Total dividends and distributions........................                                                            --
                                                              --------------------------------------------------------------------
Net asset value, end of period...........................                               $             $              $
                                                              ====================================================================
Total investment return(1)...............................                               %             %              %
                                                              ====================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)........................                                      $             $        $
Ratios of expenses to average net assets.................                               %             %              %*
Ratio of net investment income (loss)....................                               %             %              %*
to average net assets
PORTFOLIO TURNOVER RATE..................................                               %             %              %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                                                    Class B
                                                               -------------------------------
                                                                       For the Period
                                                                            to
                                                               -------------------------------
Net asset value, beginning of period.....................                         $
                                                               -------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)
Net realized and unrealized gains (losses) from
investment and foreign currency activities...............
                                                               -------------------------------
Total from investment operations.........................
                                                               -------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................................                        --
Net realized gain (loss) on investment transactions......                        --
                                                               -------------------------------
Total distributions......................................                        --
                                                               -------------------------------
Net asset value, end of period...........................                         $
                                                               ===============================
Total investment return(1)...............................                         %
                                                               ===============================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                           $
Ratios of expenses to average net assets.................                         %*
Ratio of net investment income (loss)                                             %*
to average net assets....................................
PORTFOLIO TURNOVER RATE..................................                         %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

                                                                                                Class C
                                                                 -----------------------------------------------------------------
                                                                             For the Years Ended                For the Period
                                                                 ----------------------------------------
                                                                                                                _____ to _____,

                                                                 -----------------------------------------------------------------
Net asset value, beginning of period                                      $                      $                     $
                                                                 -----------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)
Net realized and unrealized gains (losses) from
investment and foreign currency activities
                                                                 -----------------------------------------------------------------
Total from investment operations
                                                                 -----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                            --                    --
Net realized gain (loss) on investment transactions                                                                    --
                                                                 -----------------------------------------------------------------
Total dividends and distributions                                                                                      --
Net asset value, end of period                                                                    $                     $
                                                                 -----------------------------------------------------------------
Total investment return(1)                                                                        %                     %
                                                                 =================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                                                 $                     $
                                                                 =================================================================
Ratios of expenses to average net assets                                                          %                     %*
Ratio of net investment income (loss)
to average net assets                                                                             %                     %*
PORTFOLIO TURNOVER RATE                                                                           %                     %

______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                             FINANCIAL HIGHLIGHTS

                                PW GROWTH FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods. This information is supplemented by the financial statements and accompanying notes appearing in the Growth Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1995 and the report of independent auditors appearing in the Fund's Annual Report to Shareholders. Both are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information for the five years ended August 31, 1995 appearing below in the tables, have been audited by Ernst & Young LLP, independent auditors, whose report is included in the Annual Report to Shareholders. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge. Information for periods prior to the year ended August 31, 1991, shown below, has also been audited by Ernst & Young LLP, whose reports were unqualified.

                                                                                             Class A
                                                              --------------------------------------------------------------------
                                                                                                               For the Period
                                                                             For the Year Ended
                                                              ----------------------------------------------   _____ to _____

                                                              --------------------------------------------------------------------
Net asset value, beginning of period.....................             $                 $            $              $
                                                              --------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).............................
Net realized and unrealized gains (losses) from
investment and foreign currency activities...............
                                                              --------------------------------------------------------------------

Total from investment operations.........................
                                                              --------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................................                             --                           --
Net realized gain (loss) on investment transactions......                                                          --
                                                              --------------------------------------------------------------------
Total dividends and distributions                                                                                  --
Net asset value, end of period...........................                              $             $              $
                                                              ====================================================================
Total investment return(1)...............................                              %             %              %
                                                              ====================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)........................                                      $             $         $
Ratios of expenses to average net assets.................                              %             %              %*
Ratio of net investment income (loss)
to average net assets....................................                              %             %              %*
PORTFOLIO TURNOVER RATE..................................                              %             %              %


___________________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                                              Class B
                                                            ----------------------------
                                                                    For the Period

                                                                          to
                                                            ----------------------------
Net asset value, beginning of period......................                    $
                                                            ----------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)
Net realized and unrealized gains (losses) from
investment and foreign currency activities................
                                                            ----------------------------
Total from investment operations
                                                            ----------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................                    --
Net realized gain (loss) on investment transactions                           --
                                                            ----------------------------
Total distributions.......................................                    --
                                                            ----------------------------
Net asset value, end of period............................                    $
                                                            ============================
Total investment return(1)................................                    %
                                                            ============================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                          $
Ratios of expenses to average net assets..................                    %*
Ratio of net investment income (loss)
to average net assets.....................................                    %*
PORTFOLIO TURNOVER RATE...................................                     %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

                                                                                         Class C
                                                            ----------------------------------------------------------------
                                                                   For the Years Ended                   For the Period
                                                            ------------------------------------------
                                                                                                        ______ to _____,

                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
Net asset value, beginning of period......................      $                      $                        $
                                                            ----------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............................
Net realized and unrealized gains (losses) from
investment and foreign currency activities................
                                                            ----------------------------------------------------------------
Total from investment operations..........................
                                                            ----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................                             --                       --
Net realized gain (loss) on investment transactions.......                                                      --
                                                            ----------------------------------------------------------------
Total dividends and distributions.........................                                                      --
                                                            ----------------------------------------------------------------
Net asset value, end of period............................                             $                        $
                                                            ================================================================
Total investment return(1)................................                             %                        %
                                                            ================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                                      $                        $
Ratios of expenses to average net assets..................                             %                        %*
Ratio of net investment income (loss)                                                  %                        %*
to average net assets.....................................
PORTFOLIO TURNOVER RATE...................................                             %                        %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                             FINANCIAL HIGHLIGHTS

                             SMALL CAP GROWTH FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods. This information is supplemented by the financial statements and accompanying notes appearing in the Small Cap Growth Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1995, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information for the five years ended July 31, 1995 appearing below in the tables, have been audited by Ernst & Young LLP, independent auditors, whose report is included in the Annual Report to Shareholders. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge.

                                                                                       Class A
                                                     --------------------------------------------------------------------------
                                                               For the Year Ended ______,                   For the Period
                                                                                                            _____ to _____
                                                     -------------------------------------------------

                                                     --------------------------------------------------------------------------
Net asset value, beginning of period................      $                   $             $                     $
                                                     --------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)........................
Net realized and unrealized gains (losses) from
investment and foreign currency activities..........
                                                     --------------------------------------------------------------------------
Total from investment operations....................
                                                     --------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................                          --                                 --
Net realized gain (loss) on investment transactions.                                                             --
                                                     --------------------------------------------------------------------------
Total dividends and distributions...................                                                             --
Net asset value, end of period......................                          $             $                    $
                                                     ==========================================================================
Total investment return(1)..........................                          %             %                    %
                                                     ==========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...................                                $                $              $
Ratios of expenses to average net assets............                          %             %                    %*
Ratio of net investment income (loss)                                         %             %                    %*
to average net assets...............................
PORTFOLIO TURNOVER RATE.............................                          %             %                    %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                                           Class B
                                                        -----------------------------
                                                                 For the Period
                                                                 _____ to _____
                                                        -----------------------------
Net asset value, beginning of period...................                    $
                                                        -----------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)
Net realized and unrealized gains (losses) from
investment and foreign currency activities.............
                                                        -----------------------------
Total from investment operations.......................
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................                    --
Net realized gain (loss) on investment transactions....                    --
                                                        -----------------------------
Total distributions....................................                    --
                                                        -----------------------------
Net asset value, end of period.........................                    $
                                                        =============================
Total investment return(1).............................                    %
                                                        =============================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                        $
Ratios of expenses to average net assets...............                    %*
Ratio of net investment income (loss)
to average net assets..................................                    %*
PORTFOLIO TURNOVER RATE................................                    %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

                                                                                           Class C
                                                            --------------------------------------------------------------------
                                                                      For the Years Ended                   For the Period
                                                            --------------------------------------------
                                                                                                           ______ to ______,

                                                            --------------------------------------------------------------------
Net asset value, beginning of period......................         $                      $                        $
                                                            --------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............................
Net realized and unrealized gains (losses) from
investment and foreign currency activities................
                                                            --------------------------------------------------------------------
Total from investment operations..........................
                                                            --------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................                                --                       --
Net realized gain (loss) on investment transactions.......                                                         --
                                                            --------------------------------------------------------------------
Total dividends and distributions.........................                                                         --
                                                            --------------------------------------------------------------------
Net asset value, end of period............................                                $                        $
                                                            ====================================================================
Total investment return(1)................................                                %                        %
                                                            ====================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                                         $                        $
Ratios of expenses to average net assets..................                                %                        %*
Ratio of net investment income (loss)
to average net assets.....................................                                %                        %*
PORTFOLIO TURNOVER RATE...................................                                %                        %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                             FINANCIAL HIGHLIGHTS

                             SMALL CAP VALUE FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods. This information is supplemented by the financial statements and accompanying notes appearing in the Small Cap Value Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1995, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information appearing below, have been audited by Price Waterhouse LLP, independent auditors, whose report is included in the Annual Report to Shareholders. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge.

                                                                                             Class A
                                                               --------------------------------------------------------------------
                                                                        For the Year Ended ______,               For the Period
                                                                                                                 _____ to _____
                                                               ----------------------------------------------

                                                               --------------------------------------------------------------------
Net asset value, beginning of period.......................         $                  $             $                $
                                                               --------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............................
Net realized and unrealized gains (losses) from
investment activities......................................
                                                               --------------------------------------------------------------------

Total from investment operations...........................
                                                               --------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................                            --                             --
Net realized gain (loss) on investment transactions........                                                           --
                                                               --------------------------------------------------------------------

Total dividends and distributions..........................                                                           --
                                                               --------------------------------------------------------------------

Net asset value, end of period.............................                            $             $                $
                                                               ====================================================================

Total investment return(1).................................                            %             %                %
                                                               ====================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........................                                  $              $           $
Ratios of expenses to average net assets...................                            %             %                %*
Ratio of net investment income (loss)
to average net assets......................................                            %             %                %*
PORTFOLIO TURNOVER RATE....................................                            %             %                %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                                            Class B
                                                         ----------------------------
                                                                  For the Period
                                                                 ______ to _____
                                                         ----------------------------
Net asset value, beginning of period...................                      $
                                                         ----------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)
Net realized and unrealized gains (losses) from
investment activities..................................
                                                         ----------------------------
Total from investment operations.......................
                                                         ----------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................                      --
Net realized gain (loss) on investment transactions....                      --
                                                         ----------------------------
Total distributions....................................                      --
                                                         ----------------------------
Net asset value, end of period.........................                      $
                                                         ============================
Total investment return(1).............................                      %
                                                         ============================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                          $
Ratios of expenses to average net assets...............                      %*
Ratio of net investment income (loss)
to average net assets..................................                      %*
PORTFOLIO TURNOVER RATE................................                      %


______________________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

                                                                                               Class C
                                                                 -------------------------------------------------------------------

                                                                           For the Years Ended                   For the Period
                                                                 --------------------------------------
                                                                                                                _____ to _______,

                                                                 -------------------------------------------------------------------
Net asset value, beginning of period...........................         $                       $                      $
                                                                 -------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................
Net realized and unrealized gains (losses) from
investment activities..........................................
                                                                 -------------------------------------------------------------------

Total from investment operations...............................
                                                                 -------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................                                --                      --
Net realized gain (loss) on investment transactions............                                                        --
                                                                 -------------------------------------------------------------------

Total dividends and distributions..............................                                                        --
                                                                 -------------------------------------------------------------------

Net asset value, end of period.................................                                $                       $
                                                                 ===================================================================

Total investment return(1).....................................                                %                       %
                                                                 ===================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                                              $                       $
Ratios of expenses to average net assets.......................                                %                       %*
Ratio of net investment income (loss)
to average net assets..........................................                                %                       %*
PORTFOLIO TURNOVER RATE........................................                                %                       %


______________________

*    Annualized.
     Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges. The results of Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                       INVESTMENT OBJECTIVE AND POLICIES

GROWTH AND INCOME FUND

The investment objective of PaineWebber Growth and Income Fund is capital growth and current income. The Fund seeks to achieve this objective by investing primarily in dividend-paying equity securities believed by Mitchell Hutchins to have the potential for rapid earnings growth. Normally, the Growth and Income Fund invests at least 65% of its total assets in such equity securities. The Fund primarily purchases equity securities of companies of medium to large capitalizations, and generally does not invest in equity securities of companies of market capitalizations below $300 million. A company's market capitalization is calculated by multiplying the total number of shares of its common stock by the market price per share. The Fund may invest up to 35% of its total assets in equity securities not meeting these selection criteria, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% in corporate and convertible bonds rated below investment grade. In addition, up to 25% of the Fund's assets may be invested in dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter ("OTC") market.

GROWTH FUND

The investment objective of PaineWebber Growth Fund is long-term capital appreciation. The Growth Fund seeks to achieve this objective by investing primarily in equity securities issued by companies that, in the judgment of Mitchell Hutchins, have substantial potential for capital growth. Under normal circumstances, at least 65% of the Fund's assets are invested in equity securities. The Fund may invest up to 35% of its assets in U.S. government and corporate bonds, all of which may be rated below investment grade. In addition, up to 25% of the Fund's assets may be invested in dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market.

SMALL CAP GROWTH FUND

The investment objective of PaineWebber Small Cap Growth Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in the equity securities of small-cap companies, which the investment sub-adviser defines as U.S. companies with market capitalizations of about $50 million to $1 billion. The Small Cap Growth Fund invests at least 65% and, under normal conditions, substantially all of its assets in equity securities and bonds of small-cap companies. The equity securities in which the Fund invests typically are traded on an exchange or in the OTC market. Up to 10% of the Fund's assets may be invested in equity securities and bonds of foreign issuers. The Fund may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") (also referred to as Continental Depositary Receipts).

SMALL CAP VALUE FUND

The investment objective of PaineWebber Small Cap Value Fund is long-term capital appreciation. Under normal circumstances, at least 65% of the Fund's total assets are invested in equity securities and bonds of small-cap companies, which are defined by the investment sub-adviser as U.S. and foreign companies having market capitalizations between $250 million and $1 billion. The Small Cap Value Fund may invest up to 35% of its total assets in equity securities of companies that are larger or smaller than small-cap companies, as well as in U.S. government and corporate bonds and high-quality money market instruments. Up to 25% of the Fund's assets may be invested in dollar-denominated equity securities of foreign issuers traded on recognized U.S. exchanges or in the U.S. OTC market, including ADRs.


There can be no assurance that any of these Funds will achieve its investment objective. Each Fund's net asset value fluctuates based upon changes in the value of its portfolio securities.

                       INVESTMENT PHILOSOPHY AND PROCESS

The Funds' investment objectives may not be changed without shareholder approval. Their other investment policies, except where noted, are not fundamental and may be changed by the Funds' respective Boards of Trustees.


GROWTH AND INCOME FUND

In seeking to balance capital growth with current income, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and the Mitchell Hutchins Factor Valuation Model. The Fund pays dividends semiannually. In order to fulfill the income component, the Fund invests 65% of its assets in dividend-paying stocks.

The Model screens a universe of 2,500 small-to large-capitalization from ten different business sectors to identify undervalued companies with strong earnings momentum. The factors utilized are:

 . four traditional value measures: cash flow, book value, price-earnings ratios and dividend discount models;

 . three momentum measures to identify companies that could surprise on the upside (two earnings-related factors, one price momentum factor); and

 . a model that forecasts how different equity securities and industries may perform under various economic scenarios.

The equity securities ranking in the top two deciles of the Model's universe are screened twice a month. Then the Team takes a closer look at those equity securities that rank highest based on value and momentum. The Equity Research Team applies traditional analysis and speaks to the management of these companies, as well as those of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, the Fund decides whether to purchase or sell equity securities. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.


GROWTH FUND

In selecting equity securities with the potential for above-average growth in earnings, cash flow and/or book value that are selling at a reasonable value relative to that growth, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and the Mitchell Hutchins Factor Valuation Model. The Fund can invest in companies with large market capitalizations, medium-sized companies and smaller companies that are aggressively expanding their businesses. This flexibility allows the Fund to invest more of its assets in companies that have greater earnings growth potential regardless of their market capitalizations. When investing in small-cap companies the Team places more emphasis on the trading volume of the company's stock.

The Model screens a universe of 2,500 small-to large-capitalization from ten different business sectors to identify undervalued companies with strong earnings momentum. The factors utilized are:

 . four traditional value measures: cash flow, book value, price-earnings ratios and dividend discount models;

 . three momentum measures to identify companies that could surprise on the upside (two earnings-related factors, one price momentum factor); and

 . a model that forecasts how different equity securities and industries may perform under various economic scenarios.

The equity securities ranking in the top two deciles of the Model's universe are screened on a monthly basis. Then the Team takes a closer look at those equity securities that rank higher based on earnings growth and applies traditional analysis. The Team speaks to the management of these companies, as well as those of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, the Fund decides whether to purchase or sell equity securities. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.


SMALL CAP GROWTH FUND

PaineWebber Small Cap Growth Fund invests in equity securities of small-cap companies Bjurman believes to have the potential for high earnings growth. In managing the Fund, Bjurman's goal is to achieve high rates of return by investing in small-cap companies they view to be undervalued with high earnings growth potential. The Fund normally invests in small-cap equity securities of companies with one or more of the following characteristics:

   . high historical and projected future earnings-per-share growth;
   . an increase in research analysts' earning estimates;
   . attractive relative price-earnings ratios;
   . high relative discounted cash flows;
   . capable management teams, strong industry positions, sound capital structures; and
   . high returns on equity, high reinvestment rates and conservative financial accounting policies.

Bjurman searches for these equity securities by utilizing five models to screen a universe of 1,000 companies with market capitalizations of about $50 million to $1 billion. Emphasizing both growth and value attributes, this strategy identifies 100 to 200 attractively priced equity securities with the best growth prospects. Then, based on its economic outlook for domestic growth, inflation, interest rates and corporate profitability, Bjurman identifies the economic sectors and industries expected to perform best over the next 12 to 18 months. Bjurman screens the most attractive companies further to narrow the list to 45 to 55 equity securities in the most promising sectors of the economy. To ensure that the Fund's portfolio is broadly diversified, Bjurman does not invest more than 5% of total assets in any single company or more than 15% in any single industry.

SMALL CAP VALUE FUND

In selecting securities for PaineWebber Small Cap Value Fund, Quest Advisory uses a value approach to identify and invest in equity securities it considers undervalued. Quest Advisory focuses on such factors as a company's balance sheet, cash flow analysis, internal rates of return and the underlying value of its corporate assets, as well as the relationship of these factors to the company's stock price. If a company's stock price is significantly below its estimate of the company's business worth, Quest Advisory will consider purchasing the stock for the Fund's portfolio.

Quest Advisory's investment approach is based on its belief that small-cap equity securities may sell at a discount from its estimate of the value of the issuing companies. Quest Advisory invests in companies whose value discount it expects will narrow over time, providing capital appreciation for the Fund's portfolio. To ensure diversification, the Fund's portfolio, under normal circumstances, will typically maintain equity securities of at least 100 different companies.

                                  PERFORMANCE

Here are the total returns for the Funds. Sales charges have not been deducted from the results shown. Returns would be lower if sales charges were deducted. Past results are not a guarantee of future results. Total returns after deducting the maximum sales charges are shown below.

PW GROWTH AND INCOME FUND

(CHART)

As Class A shares commenced operations on December 20, 1983, the 1983 return represents the period from December 20, 1983 through December 31, 1983. Class B shares commenced operations on July 1, 1991; thus, the 1991 return represents the period from July 1, 1991 through December 31, 1991. The inception date of Class C shares is July 2, 1992; thus, the 1992 return represents the period from July 2, 1992 through December 31, 1992. The 1995 return for Class A, Class B and Class C shares represent the year-to-date period ended [date].

PW GROWTH FUND

(CHART)

As Class A shares commenced operations on March 18, 1985, the 1985 return represents the period from March 18, 1985 through December 31, 1985. Class B shares commenced operations on July 1, 1991; thus, the 1991 return represents the period from July 1, 1991 through December 31, 1991. The inception date of Class C shares is July 2, 1992; thus, the 1992 return represents the period from July 2, 1992 through December 31, 1992. The 1995 return for Class A, Class B and Class C shares represent the year-to-date period ended [date].

PW SMALL CAP GROWTH FUND

(CHART)

As Class A, Class B and Class C shares commenced operations on November 4, 1993, the 1993 return represents the period from November 4, 1993 through December 31, 1993. The 1995 return for Class A, Class B and Class C shares represent the year-to-date period ended [date].

PW SMALL CAP VALUE FUND

(CHART)

As Class A, Class B and Class C shares commenced operations on February 1, 1993, the 1993 return represents the period from February 1, 1993 through December 31, 1993. The 1995 return for Class A, Class B and Class C shares represent the year-to-date period ended [date].

PW GROWTH AND INCOME FUND
AVERAGE ANNUAL RETURNS
As of ________________
                                           Class A Shares     Class B Shares     Class C Shares
Inception Date                                12/20/83            7/1/91             7/2/92
                                              --------            ------             ------
ONE YEAR
 Without maximum sales charges                     %                   %                  %
 After deducting maximum sales charges             %                   %                  %
FIVE YEARS
 Without maximum sales charges                     %                   %                  %
 After deducting maximum sales charges             %                   %                  %
TEN YEARS
 Without maximum sales charges                     %                   %                  %
 After deducting maximum  sales charges            %                   %                  %

PW GROWTH FUND
AVERAGE ANNUAL RETURNS
As of ________________
                                           Class A Shares     Class B Shares     Class C Shares
Inception Date                                 3/18/85            7/1/91             7/2/92
                                               -------            ------             ------
ONE YEAR
 Without maximum sales charges                      %                  %                  %
 After deducting maximum sales charges              %                  %                  %
FIVE YEARS
 Without maximum sales charges                      %                  %                  %
 After deducting maximum sales charges              %                  %                  %
TEN YEARS
 Without maximum sales charges                      %                  %                  %
 After deducting maximum sales charges              %                  %                  %

PW SMALL CAP GROWTH FUND
AVERAGE ANNUAL RETURNS
As of ________________
                                           Class A Shares     Class B Shares     Class C Shares
Inception Date                                11/4/93             11/4/93           11/4/93
                                              ------              -------           -------
ONE YEAR
 Without maximum sales charges                     %                   %                 %
 After deducting maximum sales charges             %                   %                 %
FIVE YEARS
 Without maximum sales charges                     %                   %                 %
 After deducting maximum sales charges             %                   %                 %
LIFE
 Without maximum sales charges                     %                   %                 %
 After deducting maximum sales charges             %                   %                 %

PW SMALL CAP VALUE FUND
AVERAGE ANNUAL RETURNS
As of ________________
                                           Class A Shares     Class B Shares     Class C Shares
Inception Date                                 2/1/93             2/1/93             2/1/93
                                               ------             ------             ------
ONE YEAR
 Without maximum sales charges                      %                  %                  %
 After deducting maximum sales charges              %                  %                  %
FIVE YEARS
 Without maximum sales charges                      %                  %                  %
 After deducting maximum sales charges              %                  %                  %
LIFE
 Without maximum sales charges                      %                  %                  %
 After deducting maximum sales charges              %                  %                  %

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Funds as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for Class A shares of the Funds reflect deduction of the Funds' maximum initial sales charge of 4.5% at the time of purchase, and standardized return for the Class B and Class C shares of the Funds reflect deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund or Class has been in existence for a shorter period. Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were included.

Total return information reflects past performance and does not necessarily indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about the Funds' performance is contained in the Funds' Annual Reports, which may be obtained without charge by contacting each Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

                            THE FUNDS' INVESTMENTS

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities, and reflect changes in a company's financial condition and in overall market and economic conditions.


Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.

BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.


RISKS

Each Fund predominantly invests its assets in common equity securities. Following is a discussion of these risks and other risks that are common to each of the Funds:

EQUITY SECURITIES. Equity securities historically have shown greater growth potential than other types of securities. Common equity securities generally represent the riskiest investment in a company. It is possible that investors may lose their entire investment.

FOREIGN SECURITIES. Each of the Funds may invest a portion of its assets in the securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets.

BOND RATINGS. The investment grade bonds in which the Funds may invest must be rated within the four highest categories by Standard & Poor's or Moody's Investors Service, Inc. The fourth highest category (Baa) by Moody's includes securities which have speculative features in its opinion. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated debt instruments. The Funds may also invest in unrated securities if they are deemed to be of comparable quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of the bond's value or its liquidity. There is a risk that bonds will be downgraded by rating agencies. The rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

INTEREST RATE AND CREDIT RISKS. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's bond investments. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.


In addition to these general risks, investments in each of the Funds are subject to special risk considerations:

GROWTH AND INCOME FUND
GROWTH FUND
SMALL CAP VALUE FUND
====================

NON-INVESTMENT GRADE (LOWER-RATED) BOND RATINGS. Lower-rated bonds are deemed by the ratings agencies to be predominantly speculative regarding the issuer's ability to pay principal and interest and may involve major risk exposure during adverse economic conditions. They are also known as "junk bonds." During an economic downturn or period of rising interest rates, such issuers may experience financial stress that adversely affects their ability to pay interest and principal and may increase the possibility of default. Lower-rated bonds are frequently unsecured by collateral and will not receive payment until more senior claims are paid in full. The market for lower-rated bonds is thinner and less active, which may limit the Funds' ability to sell such bonds at a fair value in response to changes in the economy or financial markets.

 . The Growth Fund can invest up to 35%, and the Growth and Income Fund up to 10%, of total assets in bonds and convertible securities rated as low as B+ by S&P, B1 by Moody's or comparably rated by another ratings agency.

 . The Small Cap Value Fund can invest up to 5% of its net assets in bonds rated as low as CCC by S&P, Caa by Moody's or comparably rated by another ratings agency.

SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND

SMALL-CAP COMPANIES. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small-cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.


                     INVESTMENT TECHNIQUES AND STRATEGIES

HEDGING STRATEGIES. Each of the Funds may use certain strategies designed to adjust the overall risk of its portfolio of investments. These "hedging" strategies involve derivative contracts, including options (on securities, foreign currencies, futures and stock indexes) and futures contracts (on foreign currencies, stock indexes and interest rates). In addition, new financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objectives and policies. The Statement of Additional Information for the Funds contains further information on these strategies.

The Funds might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If a Fund's Investment Adviser or Investment Sub-Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

  . the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Funds,

  . the possibility of imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the securities being hedged,

  . possible constraints placed on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities, and

  . the possibility that the Fund is unable to close out or liquidate its hedged position.

LENDING PORTFOLIO SECURITIES. Each of the Funds may lend its securities to qualified broker-dealers or institutional investors in an amount up to 10% of the value of that Fund's portfolio securities (or, in the case of Small Cap Growth Fund, up to 30% of its total assets) taken at market value. The Funds' loans of securities will be collateralized in an amount at least equal to the current market value of the loaned securities. Lending securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.

DEFENSIVE POSITIONS. When the Investment Adviser or Investment Sub-Adviser for each Fund believes that unusual circumstances warrant a defensive posture, each Fund may temporarily commit all or any portion of its assets to cash or money market instruments, including repurchase agreements. In a typical repurchase agreement, the Fund buys a security and simultaneously agrees to sell it back at an agreed-upon price and time, usually no more than seven days after purchase.

OTHER INFORMATION. The Growth Fund and Growth and Income Fund each may invest up to 10% of its net assets, Small Cap Growth Fund up to 15% of its net assets and Small Cap Value Fund up to 5% of its assets, in illiquid securities. This includes certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. In addition, Small Cap Growth Fund may not invest more than 10%, and Small Cap Value Fund may not invest more than 5%, of its assets in restricted securities. The Funds do not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if the respective Board of Trustees has determined such securities to be liquid based upon the trading markets for the securities.

Each Fund may also purchase bonds on a when-issued basis or may purchase or sell securities for delayed delivery. A Fund generally would not pay for such securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. Each Fund may invest up to 35% in high-quality money market instruments and/or cash for liquidity purposes or pending investment in other securities.

Each Fund may borrow up to 10% of its total assets for temporary or emergency purposes; the Small Cap Growth Fund can borrow up to 20% of its net assets. Each Fund may sell securities short "against the box" to defer realization of gains or losses for tax or other purposes. When a security is sold against the box, the seller owns the security. Small Cap Value Fund may only sell securities short against the box in connection with options and futures positions. Small Cap Value Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of 10% of its total assets.


                                   PURCHASES

FLEXIBLE PRICING(TM)

The Funds offers three Classes of shares that differ in terms of sales charges and expenses. An investor can select the class that is best suited to his or her investment needs, based upon holding period and the amount of investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price) next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this Class are lower than those of Class B and Class C shares. Class A shares sales charges are calculated as follows:

                               Sales Charge as a Percentage of:          Discount to Selected
                                                                       Dealers as Percentage of
Amount of Investment        Offering Price     Net Amount Invested         Offering Price
-------------------------------------------------------------------------------------------------
Less than $50,000                4.50%                4.71%                     4.25%

$50,000 to $99,999               4.00                 4.17                      3.75

$100,000 to $249,999             3.50                 3.63                      3.25

$250,000 to $499,999             2.50                 2.56                      2.25

$500,000 to $999,999             1.75                 1.78                      1.50

$1,000,000 and over(1)           None                 None                      1.00 (2)

(1) A contingent deferred sales charge of 1% of the shares' net asset value at the time of their purchase or their sale, whichever is less, is charged on sales of shares made within one year of the purchase date. However, Class A shares representing reinvestment of any dividends or capital gains are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not be subject to this charge. However, investors may not withdraw annually more than 12% of the value of the Fund account under the Plan. This charge does not apply to Class A shares bought before November 10, 1995.

(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS & WAIVERS

Investors who are purchasing Class A shares in more than one PaineWebber fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber funds may combine the amount they are currently purchasing with the value of such previously owned shares in determining the applicable reduced sales charge. To determine the sales charge reduction, please refer to the chart above.

Investors may also qualify for a reduced sales charge when they combine their purchases with those of:

 . their spouses, parents or children under age 21;
 . their Individual Retirement Accounts (IRAs);
 . certain employee benefit plans, including 401(k) plans;
 . any company controlled by the investor;
 . trusts created by the investor;
 . Uniform Gift to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors, their spouses, parents or children; or
 . accounts with the same adviser.


Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

 . is an employee, director, trustee or officer of PaineWebber or its affiliates; . is the spouse, parent or child of any of the above, or advisory clients of
  Mitchell Hutchins;
 . buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the Securities and Exchange Commission (SEC) and

  -- the investor was the investment executive's client at the competing brokerage firm;

  -- within 90 days of buying Class A shares in this Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

  -- the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund; or


 . is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares.


For more information on how to get any reduced sales charge, investors should contact a PaineWebber investment executive or a correspondent firm or call 1-800-647-1568.


CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.


Depending on how long they own their Fund investment, investors may have to pay a contingent deferred sales charge when they sell their Fund shares. The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the net asset value of the shares at the time of their sale or their purchase, whichever is less, by the percentage shown on the table below. Investors who own shares for more than six years do not have to pay a sales charge when selling those shares.

If the investor sells shares within:     Percentage by which
                                         the shares' net asset
                                         value is multiplied:
1st year of purchase                             5%
2nd year of purchase                             4
3rd year of purchase                             3
4th year of purchase                             2
5th year of purchase                             2
6th year of purchase                             1
7th year of purchase                             None

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for 6 years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares.

 . If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

 . Investors who sell shares before owning them for six years do not have to pay the sales charge if the shares sold represent capital appreciation of the Fund's assets or reinvested dividends and/or capital gain distributions.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Fund automatically will minimize the sales charge by assuming the investors are selling:

 . First, Class B shares owned through reinvested dividends and capital gain distributions; and

 . Second, Class B shares held in the portfolio the longest.

If the investor acquired Class B shares of the Fund through an exchange from a different PaineWebber mutual fund, the six-year period will be calculated from the date the investor originally bought the Class B shares.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

 . redemptions under the Fund's "Systematic Withdrawal Plan";

 . a distribution from a self-employed individual retirement plan ("Keogh Plan");


 . a custodial account under Section 403(b) of the Internal Revenue Code (after the investor reaches age 59 1/2);

 . an IRA distribution or a tax-free return of an excess IRA contribution;

 . a tax-qualified retirement plan distribution following retirement; or

 . Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death individually or as a joint tenant with the right of survivorship with his or her spouse.

An investor must provide satisfactory information to PaineWebber or the Fund if the investor seeks any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Class C shares never convert to any other Class of shares.

A contingent deferred sales charge of 1% of the net asset value of the shares at the time of purchase or sale, whichever is less, is charged on sales of shares made within one year of the purchase date. Class C shares representing reinvestment of any dividends or capital gains will not be subject to the 1% charge. This charge does not apply to Class C shares bought before November 10, 1995. Withdrawals under the Systematic Withdrawal Plan also will not be subject to this charge. However, investors may not withdraw annually more than 12% of the value of the Fund account during the first year under the Plan.

                               HOW TO BUY SHARES

Prices are calculated for the Fund's Class A, Class B and Class C shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received.

When placing an order to buy shares, investors should specify which Class of shares they want to buy. If investors fail to specify the Class, they will automatically receive Class A shares, which include an initial sales charge.


PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third business day after PaineWebber's New York City headquarters receives the purchase order.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent by completing and signing the application at the end of this Prospectus. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

New investors to PaineWebber may complete and sign an account application and mail it along with a check. Investors may also open an account in person.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 . mail an application with a check; or

 . open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

To open an account:    $1,000

To add to an account:  $ 100

The Fund may waive or reduce these minimums for:

 . employees of PaineWebber or its affiliates; or

 . participants in certain pension plans, retirement accounts or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Fund shares for the same class of other PaineWebber fund shares. In classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange. Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made. A $5.00 exchange fee is charged for each exchange, except in the case of the Small Cap Growth Fund.

 . Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.


 . Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a "letter of instruction" to PFPC Inc., the Fund's transfer agent. The letter of instruction must include:

  . name and address;

  . the Fund's name;

  . the Fund account number;

  . the dollar amount or number of shares to be sold; and

  . a guarantee of each registered owner's signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by Securities and Exchange Commission rules, upon 60-day notice. See the back cover of this prospectus for a listing of other PaineWebber funds.


                                  REDEMPTIONS

HOW TO SELL SHARES

Investors can arrange to sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).


Investors who own more than one class of shares should specify which Class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, and last, Class B.

If a shareholder wants to sell shares which were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Fund's transfer agent, may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, it reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

                                OTHER SERVICES

Consult a PaineWebber investment executive or correspondent firm to learn more about the following services:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan Service through which, for as little as $50 a month, the Fund will deduct money from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December) or semiannual (June and December) withdrawals from their PaineWebber Mutual Fund account. Minimum balances and withdrawals vary according to the Class of shares:

 . CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

 . CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly and semiannual withdrawals of $200, $400 and $600, respectively.


Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. Investors may not withdraw annually more than 12% of the value of the Fund account when the investor signed up for the Plan. Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

PaineWebber Mutual Funds are available for purchase in an IRA account. In addition, a Self-Directed IRA is available through PaineWebber in which purchases of PaineWebber funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If shareholders holding shares of a Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent.

                                  MANAGEMENT

Each Fund is governed by a Board of Trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the Board of Trustees). Mitchell Hutchins has appointed Bjurman as investment sub-adviser for the Small Cap Growth Fund and Quest Advisory for the Small Cap Value Fund.

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is the asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. At _________ __, 1995, Mitchell Hutchins was adviser or sub-adviser of __ investment companies with __ separate portfolios and aggregate assets of approximately $__ billion.

The Boards of Trustees have determined that brokerage transactions for the Funds may be conducted through PaineWebber or its affiliates. This will be the case if, in the respective judgment of Mitchell Hutchins, Bjurman or Quest Advisory, as applicable, PaineWebber charges the Fund fair and reasonable rates, and if it will likely result in a price and execution at least as favorable to the Fund as would be obtainable through other qualified broker-dealers.

GROWTH AND INCOME FUND
GROWTH FUND

Mitchell Hutchins serves as both investment adviser and investment manager for the Growth and Income Fund and the Growth Fund. Mitchell Hutchins makes and implements all investment decisions and supervises all aspects of both Fund's operations.

Mark A. Tincher has been responsible for the day-to-day management of the Growth and Income Fund since April 1995. Mr. Tincher is a managing director and chief investment officer of equity investments of Mitchell Hutchins, responsible for overseeing the management of equity investments. Upon his arrival at Mitchell Hutchins, Mr. Tincher formed the Mitchell Hutchins Equity Research Team, bringing together the expertise of the retail and institutional equity research areas of Mitchell Hutchins. Each analyst specializes in different industries, providing PaineWebber Equity Funds with more leverage. The Equity Research Team is also assisted by other members of Mitchell Hutchins' fixed income groups, which provide input on market outlook, interest rate forecasts and other considerations pertaining to domestic equity and fixed income investments.

From March 1988 to March 1995, Mr. Tincher worked for Chase Manhattan Private Bank where he was vice president. Before joining Mitchell Hutchins, Mr. Tincher directed the U.S. funds management and equity research area at Chase. He oversaw the management of all Chase U.S. equity funds (the Vista Funds and Trust Investment Funds).

Ellen R. Harris has been primarily responsible for the day-to-day portfolio management of the Growth Fund since its inception. Ms. Harris is a managing director of Mitchell Hutchins. Prior to joining Mitchell Hutchins in 1983 as a portfolio manager, Ms. Harris served as a vice president and portfolio manager at American General Capital Management (now American Capital Management).

SMALL CAP GROWTH FUND

As the Small Cap Growth Fund's investment sub-adviser since its inception, Bjurman makes investment decisions for the Fund. Bjurman employs a professional staff of portfolio managers who draw upon a variety of sources for research information for the Fund.

Owen T. Barry III serves as the chief investment officer and, in that capacity, is the individual primarily responsible for the management of the Small Cap Growth Fund's assets. Mr. Barry has been the senior executive vice president of Bjurman for more than the past five years.

Bjurman, located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California, 90067, is incorporated in the state of California and controlled by George A. Bjurman and Owen T. Barry III. As of __________, 1995, Bjurman had total assets exceeding $__ billion under management. Bjurman concentrates its investment advisory activities in equity securities of small-cap companies.


SMALL CAP VALUE FUND

The Small Cap Value Fund has been managed since its inception by Quest Advisory's senior investment staff, including chief investment officer Charles
M. Royce, who is primarily responsible for supervising Quest Advisory's investment management activities. Mr. Royce is assisted by W. Whitney George and Jack E. Fockler, both of whom are vice presidents of Quest Advisory and participate in Quest Advisory's investment management activities, with their specific responsibilities varying from time to time.

Quest Advisory was organized in 1967. Mr. Royce has been the president, chief investment officer and sole voting shareholder of Quest Advisory since 1972. Mr. George has been employed as a securities analyst by Quest Advisory since 1991. He was a securities analyst with Dominick and Dominick, Inc. from 1989 to 1991 and with WR Lazard, Laidlaw & Mead Incorporated from 1988 to 1989. Mr. Fockler has been employed as a securities analyst and senior associate by Quest Advisory since 1989.

Quest Advisory, located at 1414 Avenue of the Americas, New York, New York, 10019, is controlled by Charles M. Royce. As of ____________, 1995, Quest Advisory had total assets of approximately $__ billion under management. Quest Advisory is one of the largest and most experienced investment advisers dedicated to investing in equity securities of small-cap companies. Quest Advisory has managed client accounts investing primarily in equity securities of small-cap companies since 1972.

MANAGEMENT FEES & OTHER EXPENSES

The Funds pay Mitchell Hutchins a monthly fee for its services. For the most recently ended fiscal year, the Funds paid advisory fees at the effective annual rate (as a percentage of average daily net assets) of 0.75% for Growth Fund, 0.70% for Growth and Income Fund, and 1.00% for Small Cap Value Fund. For the Small Cap Growth Fund, the advisory fee was 1.00% for average daily net assets on assets up to, but not including, $25 million and 0.90% thereafter. The management fees paid by Growth Fund, Small Cap Growth Fund and Small Cap Value Fund are higher than those paid by most other mutual funds. However, Mitchell Hutchins believes that these fees are comparable to the management fees paid by other funds with similar investment objectives and policies. Annually, the Trustees review the Funds' contracts with Mitchell Hutchins.

Mitchell Hutchins, not the applicable Fund, pays Bjurman and Quest Advisory a fee for sub-investment advisory services. For the Small Cap Growth Fund, Mitchell Hutchins pays Bjurman a fee equal to 0.50% of average daily net assets up to, but not including, $25 million and 0.40% of average daily net assets thereafter. For Small Cap Value Fund, Mitchell Hutchins pays Quest Advisory 50% of the fee received by Mitchell Hutchins from the Small Cap Value Fund for advisory and administrative services.

Among the other expenses incurred by the Funds are 12b-1 fees which have two components:

GROWTH FUND/GROWTH AND INCOME FUND
                                         Class A   Class B   Class C
12b-1 service fees..................     0.23%     0.25%     0.25%
12b-1 distribution fees.............     0.00      0.75      0.75

SMALL CAP GROWTH/SMALL CAP VALUE
                                         Class A   Class B   Class C
12b-1 service fees..................     0.25%     0.25%     0.25%
12b-1 distribution fees.............     0.00      0.75      0.75

The 12b-1 fees for Class A shares of the Growth and Income Fund and Growth Fund reflect a blended annual rate of the Fund's average daily net assets of 0.25% and 0.15% representing shares sold on or after December 2, 1988 and shares sold prior to that date, respectively.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of the Funds' shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under distribution plans for Class A, Class B and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Funds pay Mitchell Hutchins:

 . Monthly service fees at the annual rate of up to 0.25% of the average daily net assets of each Class of shares.

 . Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Under all three Plans, Mitchell Hutchins primarily uses the service fees to pay PaineWebber for shareholder servicing, currently at the annual rate of up to 0.25% of the aggregate investment amounts maintained in each Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

 . Offset the commissions it pays to PaineWebber for selling each Fund's Class B and Class C shares, respectively.

 . Offset each Fund's marketing costs attributable to such Classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are sold, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the Funds or investors at the time of sale of Class B or C shares.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.


The Plans and the related distribution contracts for each class of shares ("Distribution Contracts") specify that each Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Funds. Annually, the Board of Trustees reviews the Plan and Mitchell Hutchins' corresponding expenses for each class separately from the Plans.


                    DETERMINING THE SHARES' NET ASSET VALUE

The net asset value of each Fund's shares fluctuates and is determined separately for each Class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Each Fund values its assets based on their current market value when market quotations are readily available. If that value is not readily available, assets are valued at fair value as determined in good faith by or under the direction of its Board of Trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless its Board of Trustees determines that this does not represent fair value. Investments denominated in foreign currencies are valued daily in U.S. dollars based on the then-prevailing exchange rates.


                              DIVIDENDS AND TAXES

DIVIDENDS

Each Fund pays an annual dividend (or, in the case of the Growth and Income Fund, a semi-annual dividend) from its net investment income and a net short-term capital gain, if any. The Funds distribute any net realized gain from foreign currency transactions with this dividend. Each Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. Each Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on each Class of shares of the Funds are calculated at the same time and in the same manner. Dividends on Class B and Class C shares of the Funds are expected to be lower than those for its Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. Dividends on each class might be affected differently by the allocation of other Class-specific expenses. See "General Information."

The Funds' dividends and capital gain distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or capital gain distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their PaineWebber investment executives or correspondent firms or complete the appropriate section of the application form.

TAXES

Each of the Funds intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay Federal income tax on the part of its investment company taxable income. This income generally consists of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, and the net capital gain that it distributes to its shareholders.

Dividends from each Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to shareholders as ordinary income. Distributions of the Funds' net capital gain (whether paid in cash or additional shares) are taxable to shareholders as a long-term capital gain, regardless of how long they have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING

Following the end of each calendar year, each Fund notifies its shareholders of the dividends and capital gain distributions paid (or deemed paid), their share of any foreign taxes paid by the Funds that year and any portion of those dividends that qualify for special treatment.

WITHHOLDING REQUIREMENTS

Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Funds with a correct taxpayer identification number. Withholding from dividends and capital gain distributions at that rate is also required for shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

When shareholders sell (redeem) shares, it may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of any Fund's shares for shares of another PaineWebber fund generally will have similar tax consequences. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase, and subsequently acquires Class A shares of a PaineWebber fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased or, in the case of a loss, decreased by the amount of the sales charge paid when those shares were bought, and that amount will increase the basis of the PaineWebber fund shares subsequently acquired.

                              GENERAL INFORMATION

ORGANIZATION

GROWTH AND INCOME FUND

The Growth and Income Fund is a diversified series of the PaineWebber America Fund, which is an open-end management investment company and was formed on October 31, 1986 as a business trust under the laws of The Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.


GROWTH FUND

The Growth Fund is a diversified series of the PaineWebber Olympus Fund, which is an open-end management investment company and was formed on October 31, 1986 as a business trust under the laws of The Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

SMALL CAP GROWTH FUND

The Small Cap Growth Fund is a diversified series of the Mitchell Hutchins/Kidder, Peabody Investment Trust III, which is an open-end management investment company and was formed on April 8, 1993, as a business trust under the laws of The Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

SMALL CAP VALUE FUND

The Small Cap Value Fund is a diversified series of the PaineWebber Securities Trust, which is an open-end management investment company and was formed on December 3, 1992 as a business trust under the laws of The Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. In addition to the Small Cap Value Fund, shares of one other series have been authorized.

SHARES

The shares of each Fund are divided into four classes, designated Class A shares, Class B shares, Class C shares and Class Y shares. Each Class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, the expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The Trustees do not anticipate any conflicts among the interests of the holders of the different classes. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.

Each share of the respective Funds is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares and are likely to be higher for Class Y shares than for any other class of shares.

Class Y shares, which are offered only to limited groups of investors, are subject to neither an initial or contingent deferred sales charge nor ongoing service or distribution fees. More information concerning Class Y shares of the Funds may be obtained from a PaineWebber investment executive or correspondent firm or by calling 1-800-647-1568.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of any Fund may elect all of the Trustees of that Fund. Generally, shares of the Funds will be voted on a Trust-wide basis on all matters except those affecting only the interests of one series, such as advisory contracts. In turn, shares of the Funds will be voted on a Fund-wide basis on all matters except those affecting only the interests of one Class, such as the terms of a Plan as it relates to a Class.


SHAREHOLDER MEETINGS

The Funds, each a series of separate Massachusetts business trusts, do not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of a Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the Fund's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends Fund shareholders audited annual and unaudited semi-annual reports, each of which includes a list of the investment securities held by that Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated herein by reference, is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Monarch Drive, North Quincy, Massachusetts 02171, serves as the Funds' custodian and recordkeeping agent and employs foreign sub-custodians to provide custody of its foreign assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                          PAINEWEBBER FAMILY OF FUNDS

No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not lawfully be made.

                         PAINEWEBBER MONEY MARKET FUND

                            PAINEWEBBER BOND FUNDS
                         Investment Grade Income Fund
                               High Income Fund
                   Low Duration U.S. Government Income Fund
                             Strategic Income Fund
                          U.S. Government Income Fund

                        PAINEWEBBER TAX-FREE BOND FUNDS
                         National Tax-Free Income Fund
                        California Tax-Free Income Fund
                         New York Tax-Free Income Fund
                          Municipal High Income Fund

                      PAINEWEBBER ASSET ALLOCATION FUNDS
                                 Balanced Fund
                           Tactical Allocation Fund

                           PAINEWEBBER GROWTH FUNDS
                           Capital Appreciation Fund
                                  Growth Fund
                            Growth and Income Fund
                        Financial Services Growth Fund
                             Small Cap Growth Fund
                             Small Cap Value Fund
                              Utility Income Fund

                           PAINEWEBBER GLOBAL FUNDS
                              Global Equity Fund
                              Global Income Fund
                         Emerging Markets Equity Fund

A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

                       PAINEWEBBER GROWTH AND INCOME FUND


                            PAINEWEBBER GROWTH FUND


                       PAINEWEBBER SMALL CAP GROWTH FUND


                        PAINEWEBBER SMALL CAP VALUE FUND


                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019


                      STATEMENT OF ADDITIONAL INFORMATION

     The four funds named above (each a "Fund" and, collectively, the "Funds") are professionally managed, open-end investment companies organized as diversified series of Massachusetts business trusts (each a "Trust" and collectively "Trusts"). PaineWebber Growth and Income Fund ("Growth and Income Fund"), a series of PaineWebber America Fund, seeks to provide current income and capital growth; it invests primarily in dividend-paying equity securities believed by its investment adviser to have the potential for rapid earnings growth; stocks are selected through a disciplined methodology that utilizes quantitative measures of value, earnings and price momentum, as well as fundamental analysis. PaineWebber Growth Fund ("Growth Fund"), a series of PaineWebber Olympus Fund, seeks long-term capital appreciation; it invests primarily in equity securities issued by companies deemed by the investment adviser to have substantial potential for capital growth. PaineWebber Small Cap Growth Fund ("Small Cap Growth Fund"), a series of Mitchell Hutchins/Kidder, Peabody Investment Trust III, seeks long-term capital appreciation by investing primarily in equity securities of small capitalization ("small cap") companies. PaineWebber Small Cap Value Fund ("Small Cap Value Fund"), a series of PaineWebber Securities Trust, seeks long-term capital appreciation; it invests primarily in equity securities of small cap companies.


     The investment adviser, administrator and distributor for each of the Funds is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"). George D. Bjurman & Associates ("Bjurman" or "Investment Sub-Adviser") serves as investment sub-adviser for Small Cap Growth Fund. Quest Advisory Corp. ("Quest Advisory" or "Investment Sub-Adviser") serves as investment sub-adviser for Small Cap Value Fund. As distributor for the Funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares.


     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated __________, 1996. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated ____________, 1996.



                      INVESTMENT POLICIES AND RESTRICTIONS

     The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations.


     YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.


     Ratings of debt securities represent the NRSROs' opinions regarding their quality, not a guarantee of quality, and may be reduced after a Fund has acquired the security. Mitchell Hutchins and the Investment Sub-Adviser will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.


     Securities rated BBB by S&P, Baa by Moody's or comparably rated by another NRSRO are investment grade, but Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher-rated debt securities. Debt securities rated Ba or lower by Moody's, BB or lower by S&P or comparably rated by another NRSRO are below investment grade, are deemed by those agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.


     Lower rated debt securities generally offer a higher current yield than that available for higher grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. Such securities are commonly referred to as "junk bonds." During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.


     The market for lower rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.


     Growth Fund is permitted to purchase investment grade corporate debt securities. Growth Fund is also permitted to invest up to 35% of its total assets in debt securities (including non-convertible debt securities) rated as low as B+ by S&P, B1 by Moody's or comparably rated by another NRSRO. Growth Fund may additionally purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that Mitchell Hutchins determines to be of comparable quality to that of rated securities in which Growth Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparably rated securities.

     Growth and Income Fund is permitted to purchase investment grade corporate debt securities. Growth and Income Fund may also purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that Mitchell Hutchins determines to be of comparable quality to that of rated securities in which Growth and Income Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities. Up to 10% of Growth and Income Fund's total assets may be invested in convertible securities that are rated below investment grade but no lower than B by S&P or Moody's or comparably rated by another NRSRO, or if not rated by an NRSRO, determined by Mitchell Hutchins to be of comparable quality. See "Investment Practices and Limitations--Convertible Securities."


     Small Cap Value Fund will not invest in debt securities rated Ba or lower by Moody's BB or lower by S&P, comparably rated by another NRSRO or, if unrated, determined by the Investment Sub-Adviser to be of comparable quality if, as a result, more than 5% of the Fund's net assets would be invested in such debt securities. The Small Cap Value Fund does not expect to invest any of its assets in debt securities that are rated lower than Caa by Moody's, CCC by S&P, comparably rated by another NRSRO or, if unrated, determined by the investment Investment Sub-Adviser to be of comparable quality. In the event that, due to a downgrade of one or more debt securities, an amount in excess of 5% of the Fund's net assets is held in securities rated below investment grade and comparable unrated securities, the Investment Sub-Adviser will engage in an orderly disposition of such securities to the extent necessary to ensure that Small Cap Value Fund's holdings of such securities do not exceed 5% of its net assets.


     RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. To the extent that the Funds invest in U.S. dollar-denominated securities of foreign issuers, these securities may not be registered with the Securities and Exchange Commission ("SEC"), nor may the issuers thereof be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.


     The Funds may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of each Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.


     Up to 10% of Small Cap Growth Fund's assets may be invested in foreign securities. Small Cap Growth Fund anticipates that their brokerage transactions involving securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Foreign security trading practices, including those involving securities settlement where assets of Small Cap Growth Fund may be released prior to receipt of payment, may expose Small Cap Growth Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although Small Cap Growth Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States. Small Cap Growth Fund may also invest in securities of foreign issuers in the form of European Depositary Receipts

("EDRs"), sometimes referred to as Continental Depositary Receipts ("CDRs"), which generally are issued by foreign banks and evidence ownership of either foreign or domestic securities.


     The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and subject to less governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.


     Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.


     CURRENCY EXCHANGE RATES. The value of foreign securities may change significantly when the currencies, other than the U.S. dollar, in which the portfolio investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by the intervention of the U.S. Government, foreign governments or central banks, the imposition of currency controls or other political developments in the United States or abroad.


     ILLIQUID SECURITIES. The Growth Fund and Growth and Income Fund each may invest up to 10% of its net assets, Small Cap Growth up to 15% of its net assets, and Small Cap Value Fund up to 5% of its assets, in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. The term "illiquid securities" excludes securities that are eligible for resale pursuant to Rule
144A under the 1933 Act that have been determined to be liquid by each Trust's Board of Trustees based upon the trading markets for the securities. In addition, Small Cap Growth Fund may invest up to 10%, and Small Cap Value Fund may invest up to 5%, of its assets in restricted securities, which are securities that have legal or contractual restrictions upon their resale.

     Illiquid securities include, among other things, purchased over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or the Investment Sub-Adviser, as applicable, has determined are liquid pursuant to guidelines established by each Trust's board of trustees. The assets used as cover for OTC options written by each Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that that Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, the Funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Funds, however, could affect adversely the marketability of such portfolio securities and the Funds might be unable to dispose of such securities promptly or at favorable prices.


     Each of the Trust's board of trustees has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins or the Investment Sub-Adviser, as applicable, takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins or the Investment Sub-Adviser, as applicable, monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the boards.


     CONVERTIBLE SECURITIES. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporations' capital structure but are usually subordinated to comparable non-convertible securities.


     Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value, and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Funds is called for redemption, the Funds will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.



     Lower rated convertible securities generally offer a higher current yield than that available from higher grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress, which could adversely affect their ability to make payments of principal and interest (or, in the case of convertible preferred stock, dividends) and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.


     GOVERNMENT SECURITIES. Government securities in which the Funds may invest include direct obligations of the United States Treasury and obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities ("Government Securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Among the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Funds invest in obligations issued by an instrumentality of the U.S. Government only if Mitchell Hutchins or the relevant Investment Sub-Adviser determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Funds.


     MONEY MARKET INSTRUMENTS. The Small Cap Growth Fund may invest only in the following types of money market instruments: Government Securities; obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of foreign or domestic banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper; and repurchase agreements. Government Securities held by the Small Cap Growth Fund will take the form of: direct obligations of the U.S. Treasury, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Certain of the Government Securities that may be held by the Small Cap Growth Fund are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Small Cap Growth Fund are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality.


     The Small Cap Growth Fund may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities, only if those instruments are rated AAA or AA by S&P or Aaa or Aa by Moody's or have received an equivalent rating from NRSRO, or if unrated, are deemed by Bjurman to be of equivalent quality. Commercial paper held by the Small Cap Growth Fund may be rated no lower than A-1 by S&P or Prime-1 by Moody's or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. At no time will the investments of the Small Cap Growth Fund in bank obligations, including time deposits, exceed 25% of the value of its assets.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Funds maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Funds if the other party to a repurchase agreement becomes insolvent.


     The Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or the Investment Sub-Adviser to present minimal credit risks in accordance with guidelines established by each Trust's board of trustees. Mitchell Hutchins or the Investment Sub-Adviser reviews and monitors the creditworthiness of those institutions under each board's general supervision. Although the amount of a Fund's assets that may be invested in repurchase agreements terminable in less than seven days is not limited, repurchase agreements maturing in more than seven days, together with other illiquid securities, may not exceed 10% of net assets for Growth Fund and Growth and Income Fund, 15% of net assets for Small Cap Growth Fund and 5% of assets for Small Cap Value Fund.


     REVERSE REPURCHASE AGREEMENTS. The Growth Fund and Growth and Income Funds may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 5% of the Fund's total assets. The Small Cap Value Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 10% of its total assets, provided that it will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. Such agreements involve the sale of securities held by a Fund subject to that Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.


     LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend up to 10% of the total value of its portfolio securities (except Small Cap Growth Fund, which may lend up to 30% of the value of its total assets) to broker-dealers or institutional investors that Mitchell Hutchins or the Investment Sub-Adviser deems qualified, but only when the borrower maintains with that Fund's custodian bank collateral either in cash or money market instruments in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins or the Investment Sub-Adviser, as applicable, will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loans at any time. Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. Each Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.


     SHORT SALES "AGAINST THE BOX". The Funds may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box") to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a Fund, and that Fund is obligated to replace the securities borrowed at a date in the future. When a Fund sells short, it will establish a margin account with the broker effecting the short sale, and will deposit collateral with the broker. In addition, that Fund will maintain with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each Fund will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box. The Funds currently do not intend to have obligations under short-sales that at any time during the coming year exceed 5% of a Fund's net assets.


     The Funds might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins or the Investment Sub-Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for a security owned by a Fund, or when Mitchell Hutchins or the Investment Sub-Adviser wants to sell a security that a Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in a Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Small Cap Value Fund may only sell securities short against the box in connection with options and futures positions.


     SEGREGATED ACCOUNTS. When the Funds enter into certain transactions to make future payments to third parties, they will maintain with an approved custodian in a segregated account cash, Government Securities or other liquid high-grade debt securities, marked to market daily, in an amount at least equal to each Fund's obligation or commitment under such transactions. As described below under "Hedging Strategies," segregated accounts may also be required in connection with certain transactions involving options, futures contracts and foreign currency contracts.


     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. Each Fund enters into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Each Fund will establish with its custodian, or with a designated sub-custodian, a segregated account consisting of cash, Government Securities or other liquid high-grade debt obligations in an amount equal to the amount of its when-issued or delayed-delivery purchase commitments. The Funds do not enter into when-issued or delayed-delivery transactions in excess of 5% of a Fund's net assets.



     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Funds may invest part of their assets in the securities of other investment companies. Growth and Income Fund and Small Cap Value Fund will not purchase any securities issued by other investment companies, except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer. Growth Fund and Small Cap Growth Fund may purchase up to 10% of their total assets in securities issued by other investment companies. To the extent that a Fund invests in other investment companies, that Fund's shareholders incur duplicative fees and expenses, including investment advisory fees.


     WARRANTS. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by the Small Cap Growth Fund and Small Cap Value Fund in warrants, valued at the lower of cost or market, may not exceed 5% of the value of each Fund's respective net assets. Included within that amount, but not to exceed 2% of the value of each Fund's net assets, may be warrants that are not listed on the New York Stock Exchange ("NYSE") or the American Stock Exchange. Warrants acquired by the Small Cap Growth Fund in units or attached to securities may be deemed to be without value.

INVESTMENT LIMITATIONS OF THE FUNDS

     GROWTH AND INCOME FUND. The Fund may not (1) purchase any securities other than those its investment objective permits it to purchase; (2) purchase securities of any one issuer (except U.S. government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations; (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of options, futures contracts and options on futures contracts; (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under the federal securities laws; (5) make short sales of securities or maintain a short position, except that the Fund may (a) make short sales and may maintain short positions in connection with its use of options, futures contracts and options on futures contracts and (b) sell short "against the box"; (6) purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; (7) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell stock index futures, interest rate futures and options thereon; (8) invest in oil, gas or mineral-related programs or leases; (9) make loans, except through loans of portfolio securities as described herein and except through repurchase agreements; provided that for purposes of this restriction the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of loans; (10) purchase any securities issued by any other investment company, except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer; (11) issue senior securities or borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets; provided further that the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding; or (12) make an investment in any one industry if the investment would cause the aggregate value of the Fund's investments in such industry to exceed 25% of the Fund's total assets.


     The foregoing fundamental investment limitations for the Fund cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of that Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.


     The following investment restrictions may be changed by the Trust's board of trustees without shareholder approval: the Fund may not (1) purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate more than 5% of the securities of the issuer; (2) purchase any security if as a result more than 5% of its total assets would be invested in securities of companies that together with any predecessors have been in continuous operation for less than three years; (3) invest more than 10% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days; (4) make investments in warrants if such investments, valued at the lower of cost or market, exceed 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange, Inc., provided that such unlisted warrants, valued at the lower of cost or market, do not exceed 2% of its net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities. For purposes of this restriction, the term "warrants" does not include options on securities, stock or bond indices or futures contracts; or (5) invest more than 35% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality. This non-fundamental policy (5) can be changed only upon 30 days' advance notice to shareholders. The Fund will continue to interpret fundamental investment limitation (6) to prohibit investment in real estate limited partnerships.



     GROWTH FUND. The Fund may not (1) issue senior securities or borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets; provided further that the Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of the Fund's total assets are outstanding; (2) make an investment in any one industry if the investment would cause the aggregate value of the Fund's investments in such industry to exceed 25% of the Fund's total assets; (3) purchase securities of any one issuer (except U.S. government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations; (4) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of options, futures contracts and options on futures contracts; (5) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; (6) make short sales of securities or maintain a short position, except that the Fund may (a) make short sales and may maintain short positions in connection with its use of options, futures contracts and options on future contracts and (b) sell short "against the box"; (7) purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; (8) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell stock index futures and interest rate futures and options thereon; (9) invest in oil, gas or mineral-related programs or leases; (10) make loans, except through loans of portfolio securities as described herein and except through repurchase agreements; provided that for purposes of this restriction the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of loans; or (11) purchase any securities issued by any other investment company, except by purchase in the open market where no commission or profit, other than a customary brokers' commission, is earned by any sponsor or dealer associated with the investment company whose shares are acquired as a result of such purchase, provided that such securities in the aggregate do not represent more than 10% of the Fund's total assets, and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.


     The foregoing fundamental investment limitations for the Fund cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of that Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.


     The following investment restrictions may be changed by the Trust's board of trustees without shareholder approval: the Fund may not (1) purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate more than 5% of the securities of the issuer; (2) purchase any security if as a result more than 5% of its total assets would be invested in securities of companies that together with any predecessors have been in continuous operation for less than three years; (3) invest more than 10% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days; (4) make investments in warrants if such investments, valued at the lower of cost or market, exceed 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange, Inc., provided that such unlisted warrants, valued at the lower of cost or market, do not exceed 2% of its net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities. For purposes of this restriction, the term "warrants" does not include options on securities, stock or bond indices or futures contracts; or (5) invest more than 35% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality. This non-fundamental policy (5) can be changed only upon 30 days' advance notice to shareholders. The Fund will continue to interpret fundamental investment limitation (7) to prohibit investment in real estate limited partnerships.

     In determining its compliance with the 35% limit on investments in debt securities rated below investment grade, the Fund will include convertible debt securities.


     SMALL CAP GROWTH FUND. The Fund will not (1) purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation; (2) purchase more than 10% of the voting securities of any one issuer, except that this limitation is not applicable to the Fund's investments in Government Securities, and up to 25% of the Fund's assets may be invested without regard to this 10% limitation;
(3) borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of the Fund, the Fund will not make any additional investments; (4) lend money to other persons, except through purchasing debt obligations, lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at value and entering into repurchase agreements; (5) more than 25% of the value of its total assets in securities of issuers in any one industry; for purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. Government); (6) purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities; for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or options on futures contracts will not be deemed to be a purchase of securities on margin; (7) make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short; (8) purchase or sell real estate or real estate limited partnership interests, except that the Fund may purchase and sell securities of companies that deal in real estate or interests in real estate; (9) purchase or sell commodities or commodity contracts, except futures contracts and related options and other similar contracts; and (10) act as an underwriter of securities, except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.


     The foregoing fundamental investment limitations for the Fund cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of that Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.


     The following investment limitations may be changed by the Trust's board of trustees without shareholder approval: the Fund will not (1) invest in oil, gas or other mineral leases or exploration or development programs; (2) purchase any investment company security, other than a security acquired pursuant to a plan of reorganization or an offer of exchange, if as a result of the purchase (a) the Fund would own more than 3% of the total outstanding voting securities of any investment company, (b) more than 5% of the value of the Fund's total assets would be invested in securities of any one investment company or (c) more than 10% or the Fund's total assets would be invested in securities issued by investment companies; (3) participate on a joint or joint-and-several basis in any securities trading account; (4) make investments for the purpose of exercising control of management; (5) purchase any security, if as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years; (6) purchase or retain securities of any company if, to the knowledge of the Fund, any of the Trust's Trustees or officers or any officer or director of Mitchell Hutchins or Bjurman individually owns more than .5% of the outstanding securities of the company and together they own beneficially more than 5% of the securities; and (7) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized foreign or domestic stock exchange.


     SMALL CAP VALUE FUND. The Fund may not (1) purchase securities of any one issuer (except U.S. government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations; (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of options, futures contracts and options on futures contracts; (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under the federal securities laws; (4) make short sales of securities or maintain a short position, except that the Fund may make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts; (5) purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; (6) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, such as stock index, interest rate and bond index futures contracts and options thereon; (7) invest in oil, gas or mineral-related programs or leases; (8) make loans, except through loans of portfolio securities as described herein and except through repurchase agreements; provided that for purposes of this restriction the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of loans; (9) purchase any securities issued by any other investment company, except in connection with the merger, consolidation or acquisition of all or substantially all the securities or assets of such an issuer; (10) issue senior securities or borrow money, except from banks for temporary purposes and for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets; provided further that the Fund will not purchase securities while borrowings in excess of 5% of the Fund's assets are outstanding; or (11) make an investment in any one industry if the investment would cause the aggregate value of the Fund's investments in such industry to equal or exceed 25% of the Fund's total assets. The Fund will interpret fundamental investment limitation (5) to prohibit investment in real estate limited partnerships.

     The foregoing fundamental investment limitations for the Fund cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of that Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.


     The following fundamental limitations may be changed by the Trust's board of trustees without shareholder approval: the Fund may not (1) purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins and the Sub-Adviser (each owning beneficially as principal for its own account more than 0.5% of the outstanding securities of an issuer) beneficially so own in the aggregate more than 5% of the securities of the issuer; (2) purchase any security if as a result more than 5% of the Fund's total assets would be invested in securities of companies that together with any predecessors have been in continuous operation for less than three years and in equity securities of issuers that are not readily marketable; (3) invest more than 5% of its net assets in securities of issuers that the Fund is restricted from selling to the public without registration under the Securities Act of 1933; (4) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, which amount may include warrants that are not listed on the New York or American Stock Exchange, provided that such unlisted warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities; or (5) invest more than 35% of its total assets in non-convertible debt securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's"), BB or lower by Standard & Poor's Ratings Group ("S&P") or comparably rated by another nationally recognized statistical rating organization ("NRSRO") (or, if unrated, determined by the Sub-Adviser to be of comparable quality). See the Appendix to this Statement of Additional Information for more information regarding Moody's and S&P's ratings. This nonfundamental policy (5) can be changed only upon 60 days' advance notice to shareholders.


                               HEDGING STRATEGIES

     HEDGING INSTRUMENTS. Mitchell Hutchins (or, in the case of Small Cap Growth Fund and Small Cap Value Fund, the Investment Sub-Adviser) may use a variety of financial instruments ("Hedging Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge each Fund's portfolio. In particular, each Fund may use the hedging instruments described below (except that only Small Cap Growth Fund may enter into hedging transactions involving foreign currencies):



     Options on Equity and Debt Securities and Foreign Currencies -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.


     Options on Stock Indexes -- A stock index assigns relative values to the stocks included in the index and fluctuates with changes in the market values of those stocks. A stock index option operates in the same way as a more traditional stock option, except that exercise of a stock index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index.

     Stock Index Futures Contracts -- A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.


     Interest Rate and Foreign Currency Futures Contracts -- Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.


     Options on Futures Contracts -- Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.


     Forward Currency Contracts -- A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.


     GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Hedging Instrument intended to partially or fully offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transactions costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.


     Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.


     Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     Because the Funds intend to use options and futures for hedging purposes, each Fund may enter into any futures contracts or options on futures contracts or, in the case of Small Cap Growth Fund, forward currency contracts as long as the aggregate of the market value of the Fund's outstanding futures and forward currency contracts and market value of the currencies and futures contracts subject to outstanding options written by that Fund does not exceed 50% of the market value of the total assets of that Fund. Under normal circumstances, however, the value of a Fund's portfolio assets so hedged generally will be a much smaller amount.

     The use of Hedging Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."


     In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the Investment Sub-Adviser expect to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Mitchell Hutchins or the Investment Sub-Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency contracts or other techniques are developed. Mitchell Hutchins or the Investment Sub-Adviser, as applicable, may utilize these opportunities to the extent that they are consistent with each Fund's investment objective and permitted by each Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.


(1) Successful use of most Hedging Instruments depends upon the ability of Mitchell Hutchins or the Investment Sub-Adviser, as applicable, to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the Investment Sub-Advisers are experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.


     The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged. Because the Growth and Income Fund, Small Cap Growth Fund, and Small Cap Value Fund invest primarily in common stocks of issuers meeting the specific criteria described in the Prospectus, there might be a significant lack of correlation between the portfolio and the stock indices underlying any such Hedging Instruments used by those Funds.


(3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins or the Investment Sub-Adviser projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, that Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


(4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If the Fund was unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a Fund.


     COVER FOR HEDGING STRATEGIES. The Funds will not use Hedging Instruments for speculative purposes or for purposes of leverage. Transactions using Hedging Instruments, other than purchased options, expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options or futures contracts or (2) cash and short-term liquid debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.



     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


     OPTIONS. The Funds may purchase put and call options, and write (sell) covered put or call options, on equity and debt securities and stock indices and foreign currencies. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions-Illiquid Securities."

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.


     The Funds may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.


     The Funds may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.


     Generally, the OTC debt options or foreign currency options used by the Funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.


     The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Funds might be unable to close out an OTC option position at any time prior to its expiration.


     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.


     LIMITATIONS ON THE USE OF OPTIONS. The Funds' use of options is governed by the following guidelines, which can be changed by each Trust's board of trustees without shareholder vote:


(1) Each Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by that Fund, does not exceed 5% of its total assets.



(2) The aggregate value of underlying securities on which covered calls are written will not exceed 50% of each Fund's total assets.


(3) To the extent cash or cash equivalents, including Government Securities, are maintained in a segregated account to collateralize options written on currencies, securities or stock indexes, each Fund will limit collateralization to 20% of its net assets.


     FUTURES. The Funds may purchase and sell stock index futures contracts, interest rate futures contracts and foreign currency futures contracts. The Funds may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.


     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities, government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.



     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.


     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.


     If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.


     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.



     LIMITATIONS ON THE USE OF FUTURES. The use of futures and related options by Growth Fund and Growth and Income Fund is governed by the following guidelines, which can be changed by each Trust's board of trustees without shareholder vote:


(1) To the extent a Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of that Fund's net assets.


(2) The aggregate premiums paid on all options (including options on securities and stock or bond indices and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of that Fund's net assets.


(3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each Fund will not exceed 5% of its total assets.


     Small Cap Growth Fund may not (1) trade any futures contracts or options on futures contracts if, immediately after the transactions, the aggregate of margin deposits on all of the Fund's outstanding futures contracts and premiums paid on its outstanding options on futures contracts would exceed 5% of the market value of total assets after taking into account unrealized profits and losses on any futures contracts or options on futures contracts or (2) enter into any futures contracts or options on futures contracts if the aggregate of the market value of the outstanding options written would exceed 50% of the market value of total assets.



                 TRUSTEES AND OFFICERS; PRINCIPAL SHAREHOLDERS

GROWTH AND INCOME FUND. The trustees and executive officers of PaineWebber America Fund, their ages, business addresses and principal occupations during the past five years are:




                                    POSITION WITH THE                   BUSINESS EXPERIENCE;
      NAME, ADDRESS* AND AGE              TRUST                         OTHER DIRECTORSHIPS
      ----------------------              -----                         --------------------

    E. Garrett Bewkes, Jr.**; 68    Trustee and         Mr. Bewkes is a director of Paine Webber Group
                                    Chairman of the     Inc. ("PW Group") (holding company of
                                    Board of Trustees   PaineWebber and Mitchell Hutchins) and a con
                                                        sultant to PW Group. Prior to 1988, he was
                                                        chairman of the board, president and chief
                                                        executive officer of American Bakeries Company.
                                                        Mr. Bewkes is also a director of Interstate
                                                        Bakeries Corporation and NaPro BioTherapeutics,
                                                        Inc. and a director or trustee of 26 other in
                                                        vestment companies for which Mitchell Hutchins
                                                        or PaineWebber serves as investment adviser.

Meyer Feldberg; 53              Trustee             Mr. Feldberg is Dean and Professor of
Columbia University                                 Management of the Graduate School of Business,
101 Uris Hall                                       Columbia University. Prior to 1989, he was presi
New York, New York 10027                            dent of the Illinois Institute of Technology. Dean
                                                    Feldberg is also a director of AMSCO
                                                    International Inc., Federated Department Stores,
                                                    Inc., Inco Homes Corporation and New World
                                                    Communications Group Incorporated and a
                                                    director or trustee of 18 other investment
                                                    companies for which Mitchell Hutchins or
                                                    PaineWebber serves as investment adviser.

George W. Gowen; 65             Trustee             Mr. Gowen is a partner in the law firm of
666 Third Avenue                                    Dunnington, Bartholow & Miller. Prior to May
New York, New York 10017                            1994, he was a partner in the law firm of Fryer,
                                                    Ross & Gowen. Mr. Gowen is also a director of
                                                    Columbia Real Estate Investments, Inc. and a
                                                    director or trustee of 16 other investment
                                                    companies for which Mitchell Hutchins or
                                                    PaineWebber serves as investment adviser.

Frederic V. Malek; 58           Trustee             Mr. Malek is chairman of Thayer Capital Partners
901 15th Street, N.W.                               (investment bank) and a co-chairman and director
Suite 300                                           of CB Commercial Group Inc. (real estate). From
Washington, D.C. 20005                              January 1992 to November 1992, he was
                                                    campaign manager of Bush-Quayle '92. From
                                                    1990 to 1992, he was vice chairman and, from
                                                    1989 to 1990, he was president of Northwest
                                                    Airlines Inc., NWA Inc. (holding company of
                                                    Northwest Airlines Inc.) and Wings Holdings Inc.
                                                    (holding company of NWA Inc.). Prior to 1989,
                                                    he was employed by the Marriott Corporation
                                                    (hotels, restaurants, airline catering and contract
                                                    feeding), where he most recently was an executive
                                                    vice president and president of Marriott Hotels
                                                    and Resorts. Mr. Malek is also a director of
                                                    American Management Systems, Inc., Automatic
                                                    Data Processing, Inc., Avis, Inc., FPL Group,
                                                    Inc., ICF International, Manor Care, Inc. and Na
                                                    tional Education Corporation and a director or
                                                    trustee of 16 other investment companies for
                                                    which Mitchell Hutchins or PaineWebber serves as
                                                    investment adviser.

Judith Davidson Moyers; 60      Trustee             Mrs. Moyers is president of Public Affairs
Public Affairs Television                           Television, Inc., an educational consultant and a
356 W. 58th Street                                  home economist. Mrs. Moyers is also a director
New York, New York 10019                            of Columbia Real Estate Investments, Inc. and
                                                    Ogden Corporation and a director or trustee of 16
                                                    other investment companies for which Mitchell
                                                    Hutchins or PaineWebber serves as investment
                                                    adviser.

Margo N. Alexander; 48          President                 Mrs. Alexander is president, chief executive
                                                          officer and a director of Mitchell Hutchins. Prior
                                                          to January 1995, she was an executive vice
                                                          president of PaineWebber. Mrs. Alexander is also
                                                          a trustee of one other investment company and
                                                          president of 38 other investment companies for
                                                          which Mitchell Hutchins or PaineWebber serves as
                                                          investment adviser.

Teresa M. Boyle; 36             Vice President            Ms. Boyle is a first vice president and
                                                          manager--advisory administration of Mitchell
                                                          Hutchins. Prior to November 1993, compliance
                                                          manager of Hyperion Capital Management, Inc.,
                                                          an investment advisory firm. Prior to April 1993,
                                                          a vice president and manager--legal administration
                                                          of Mitchell Hutchins. Ms. Boyle is also a vice
                                                          president of 38 other investment companies for
                                                          which Mitchell Hutchins or PaineWebber serves as
                                                          investment adviser.

Joan L. Cohen; 31               Vice President and        Ms. Cohen is a vice president and attorney of
                                Assistant                 Mitchell Hutchins.  Prior to December 1993, she
                                Secretary                 was an associate at the law firm of Seward &
                                                          Kissel.  Ms. Cohen is also a vice president and
                                                          assistant secretary of 26 other investment
                                                          companies for which Mitchell Hutchins or
                                                          PaineWebber serves as investment adviser.

C. William Maher; 34            Vice President and        Mr. Maher is a first vice president and the senior
                                Assistant                 manager of the Fund Administration Division of
                                Treasurer                 Mitchell Hutchins.  Mr. Maher is also a vice
                                                          president and assistant treasurer of 38 other
                                                          investment companies for which Mitchell Hutchins
                                                          or PaineWebber serves as investment adviser.

Ann E. Moran; 38                Vice President and        Ms. Moran is a vice president of Mitchell
                                Assistant                 Hutchins. Ms. Moran is also a vice president and
                                Treasurer                 assistant treasurer of 38 other investment
                                                          companies for which Mitchell Hutchins or
                                                          PaineWebber serves as investment adviser.

Dianne E. O'Donnell; 43         Vice President and        Ms. O'Donnell is a senior vice president and
                                Secretary                 deputy general counsel of Mitchell Hutchins. Ms.
                                                          O'Donnell is also a vice president and secretary of
                                                          38 other investment companies for which Mitchell
                                                          Hutchins or PaineWebber serves as investment
                                                          adviser.

Victoria E. Schonfeld; 44       Vice President            Ms. Schonfeld is a managing director and general
                                                          counsel of Mitchell Hutchins. From April 1990 to
                                                          May 1994, she was a partner in the law firm of
                                                          Arnold & Porter. Ms. Schonfeld is also a vice
                                                          president of 38 other investment companies for
                                                          which Mitchell Hutchins or PaineWebber serves as
                                                          investment adviser.

Paul H. Schubert; 32            Vice President and        Mr. Schuber is a first vice president of Mitchell
                                Assistant                 Hutchins. From August 1992 to August 1994, he
                                Treasurer                 was a vice president at BlackRock Financial
                                                          Management, Inc. Prior to August 1992, he was
                                                          an audit manager with Ernst & Young LLP. Mr.
                                                          Schubert is also a vice president and assistant
                                                          treasurer of 38 other investment companies for
                                                          which Mitchell Hutchins or PaineWebber serves as
                                                          investment adviser.

Julian F. Sluyters; 35          Vice President and        Mr. Sluyters is a senior vice president and the
                                Treasurer                 director of the mutual fund finance division of
                                                          Mitchell Hutchins. Prior to 1991, he was an audit
                                                          senior manager with Ernst & Young LLP. Mr.
                                                          Sluyters is also a vice president and treasurer of
                                                          38 other investment companies for which Mitchell
                                                          Hutchins or PaineWebber serves as investment
                                                          adviser.

Mark A. Tincher; 40             Vice President            Mr. Tincher is a managing director and chief
                                                          investment officer -- U.S. equity investments of
                                                          Mitchell Hutchins.  Prior to March 1995, he was
                                                          a vice president and directed the U.S. funds
                                                          management and equity research areas of Chase
                                                          Manhattan Private Bank.  Mr. Tincher is also vice
                                                          president of ten other investment companies for
                                                          with Mitchell Hutchins or PaineWebber serves as
                                                          investment adviser.

Gregory K. Todd; 38             Vice President and        Mr. Todd is a first vice president and associate
                                Assistant                 general counsel of Mitchell Hutchins. Prior to
                                Secretary                 1993, he was a partner in the law firm of Shereff,
                                                          Friedman, Hoffman & Goodman. Mr. Todd is
                                                          also a vice president and assistant secretary of 38
                                                          other investment companies for which Mitchell
                                                          Hutchins or PaineWebber serves as investment
                                                          adviser.

    Keith A. Weller; 34              Vice President and      Mr. Weller is a first vice president and associate
                                     Assistant               general counsel of Mitchell Hutchins.  From
                                     Secretary               September 1987 to March 1995, he was an
                                                             attorney in private practice.  Mr. Weller is also a
                                                             vice president and assistant secretary of 23 other
                                                             investment companies for which Mitchell Hutchins
                                                             or PaineWebber serves as investment adviser.


    GROWTH FUND. The trustees and executive officers of PaineWebber Olympus Fund, their ages, business addresses and principal occupations during the past five years are:

                                     POSITION WITH THE                   BUSINESS EXPERIENCE;
        NAME, ADDRESS* AND AGE             TRUST                         OTHER DIRECTORSHIPS
        ----------------------             -----                         -------------------

    E. Garrett Bewkes, Jr.**; 68     Trustee and             Mr. Bewkes is a director of Paine Webber Group
                                     Chairman of the         Inc. ("PW Group") (holding company of
                                     Board of Trustees       PaineWebber and Mitchell Hutchins) and a con
                                                             sultant to PW Group. Prior to 1988, he was
                                                             chairman of the board, president and chief
                                                             executive officer of American Bakeries Company.
                                                             Mr. Bewkes is also a director of Interstate
                                                             Bakeries Corporation and NaPro BioTherapeutics,
                                                             Inc. and a director or trustee of 26 other in
                                                             vestment companies for which Mitchell Hutchins
                                                             or PaineWebber serves as investment adviser.

    Meyer Feldberg; 53              Trustee                  Mr. Feldberg is Dean and Professor of
    Columbia University                                      Management of the Graduate School of Business,
    101 Uris Hall                                            Columbia University. Prior to 1989, he was presi
    New York, New York 10027                                 dent of the Illinois Institute of Technology. Dean
                                                             Feldberg is also a director of AMSCO
                                                             International Inc., Federated Department Stores,
                                                             Inc., Inco Homes Corporation and New World
                                                             Communications Group Incorporated and a
                                                             director or trustee of 18 other investment
                                                             companies for which Mitchell Hutchins or
                                                             PaineWebber serves as investment adviser.

    George W. Gowen; 65             Trustee                  Mr. Gowen is a partner in the law firm of
    666 Third Avenue                                         Dunnington, Bartholow & Miller. Prior to May
    New York, New York 10017                                 1994, he was a partner in the law firm of Fryer,
                                                             Ross & Gowen. Mr. Gowen is also a director of
                                                             Columbia Real Estate Investments, Inc. and a
                                                             director or trustee of 16 other investment
                                                             companies for which Mitchell Hutchins or
                                                             PaineWebber serves as investment adviser.

    Frederic V. Malek; 58           Trustee                  Mr. Malek is chairman of Thayer Capital Partners
    901 15th Street, N.W.                                    (investment bank) and a co-chairman and director
    Suite 300                                                of CB Commercial Group Inc. (real estate). From
    Washington, D.C. 20005                                   January 1992 to November 1992, he was
                                                             campaign manager of Bush-Quayle '92. From
                                                             1990 to 1992, he was vice chairman, and from
                                                             1989 to 1990, he was president of Northwest
                                                             Airlines Inc., NWA Inc. (holding company of
                                                             Northwest Airlines Inc.) and Wings Holdings Inc.
                                                             (holding company of NWA Inc.). Prior to 1989,
                                                             he was employed by the Marriott Corporation
                                                             (hotels, restaurants, airline catering and contract
                                                             feeding), where he most recently was an executive
                                                             vice president and president of Marriott Hotels
                                                             and Resorts. Mr. Malek is also a director of
                                                             American Management Systems, Inc., Automatic
                                                             Data Processing, Inc., Avis, Inc., FPL Group,
                                                             Inc., ICF International, Manor Care, Inc. and Na
                                                             tional Education Corporation and a director or
                                                             trustee of 16 other investment companies for
                                                             which Mitchell Hutchins or PaineWebber serves as
                                                             investment adviser.

    Judith Davidson Moyers; 60      Trustee                  Mrs. Moyers is president of Public Affairs
    Public Affairs Television                                Television, Inc., an educational consultant and a
    356 W. 58th Street                                       home economist. Mrs. Moyers is also a director
    New York, New York 10019                                 of Columbia Real Estate Investments, Inc. and
                                                             Ogden Corporation and a director or trustee of 16
                                                             other investment companies for which Mitchell
                                                             Hutchins or PaineWebber serves as investment
                                                             adviser.

    Margo N. Alexander; 48          President                Mrs. Alexander is president, chief executive
                                                             officer and a director of Mitchell Hutchins. Prior
                                                             to January 1995, an executive vice president of
                                                             PaineWebber. Mrs. Alexander is also a trustee of
                                                             one other investment company and president of 38
                                                             other investment companies for which Mitchell
                                                             Hutchins or PaineWebber serves as investment
                                                             adviser.

    Teresa M. Boyle; 36             Vice President           Ms. Boyle is a first vice president and
                                                             manager--advisory administration of Mitchell
                                                             Hutchins. Prior to November 1993, compliance
                                                             manager of Hyperion Capital Management, Inc.,
                                                             an investment advisory firm. Prior to April 1993,
                                                             a vice president and manager--legal administration
                                                             of Mitchell Hutchins. Ms. Boyle is also a vice
                                                             president of 38 other investment companies for
                                                             which Mitchell Hutchins or PaineWebber serves as
                                                             investment adviser.

   Joan L. Cohen; 31               Vice President and       Ms. Cohen is a vice president and attorney of
                                   Assistant                Mitchell Hutchins.  Prior to December 1993, she
                                   Secretary                was an associate at the law firm of Seward &
                                                            Kissel.  Ms. Cohen is also a vice president and
                                                            assistant secretary of 26 other investment
                                                            companies for which Mitchell Hutchins or
                                                            PaineWebber serves as investment adviser.

   Ellen R. Harris; 49             Vice President           Ms. Harris is a managing director of Mitchell
                                                            Hutchins.  Ms. Harris is also a vice president of 2
                                                            other investment companies for which Mitchell
                                                            Hutchins or PaineWebber serves as investment
                                                            adviser.

   C. William Maher; 34            Vice President and       Mr. Maher is a first vice president and the senior
                                   Assistant                manager of the Fund Administration Division of
                                   Treasurer                Mitchell Hutchins.  Mr. Maher is also a vice
                                                            president and assistant treasurer of 38 other
                                                            investment companies for which Mitchell Hutchins
                                                            or PaineWebber serves as investment adviser.

   Ann E. Moran; 38                Vice President and       Ms. Moran is a vice president of Mitchell
                                   Assistant                Hutchins. Ms. Moran is also a vice president and
                                   Treasurer                assistant treasurer of 38 other investment
                                                            companies for which Mitchell Hutchins or
                                                            PaineWebber serves as investment adviser.

   Dianne E. O'Donnell; 43         Vice President and       Ms. O'Donnell is a senior vice president and
                                   Secretary                deputy general counsel of Mitchell Hutchins. Ms.
                                                            O'Donnell is also a vice president and secretary of
                                                            38 other investment companies for which Mitchell
                                                            Hutchins or PaineWebber serves as investment
                                                            adviser.

   Victoria E. Schonfeld; 44       Vice President           Ms. Schonfeld is a managing director and general
                                                            counsel of Mitchell Hutchins. From April 1990 to
                                                            May 1994, she was a partner in the law firm of
                                                            Arnold & Porter. Ms. Schonfeld is also a vice
                                                            president of 38 other investment companies for
                                                            which Mitchell Hutchins or PaineWebber serves as
                                                            investment adviser.

   Paul H. Schubert; 32            Vice President and       Mr. Schubert is a first vice president of Mitchell
                                   Assistant                Hutchins. From August 1992 to August 1994, a
                                   Treasurer                vice president at BlackRock Financial
                                                            Management, Inc. Prior to August 1992, an audit
                                                            manager with Ernst & Young LLP. Mr. Schubert
                                                            is also a vice president and assistant treasurer of
                                                            38 other investment companies for which Mitchell
                                                            Hutchins or PaineWebber serves as investment
                                                            adviser.

Julian F. Sluyters; 35          Vice President and       Mr. Sluyter is a senior vice president and the
                                Treasurer                director of the mutual fund finance division of
                                                         Mitchell Hutchins. Prior to 1991, an audit senior
                                                         manager with Ernst & Young LLP. Mr. Sluyters
                                                         is also a vice president and treasurer of 38 other
                                                         investment companies for which Mitchell Hutchins
                                                         or PaineWebber serves as investment adviser.

Mark A. Tincher; 40             Vice President           Mr. Tincher is a managing director and chief
                                                         investment officer -- U.S. equity investments of
                                                         Mitchell Hutchins.  Prior to March 1995, he was
                                                         a vice president and directed the U.S. funds
                                                         management and equity research areas of Chase
                                                         Manhattan Private Bank.  Mr. Tincher is also vice
                                                         president of ten other investment companies for
                                                         with Mitchell Hutchins or PaineWebber serves as
                                                         investment adviser.

Gregory K. Todd; 38             Vice President and       Mr. Todd is a first vice president and associate
                                Assistant                general counsel of Mitchell Hutchins. Prior to
                                Secretary                1993, a partner in the law firm of Shereff,
                                                         Friedman, Hoffman & Goodman. Mr. Todd is
                                                         also a vice president and assistant secretary of 38
                                                         other investment companies for which Mitchell
                                                         Hutchins or PaineWebber serves as investment
                                                         adviser.

Keith A. Weller; 34             Vice President and       Mr. Weller is a first vice president and associate
                                Assistant                general counsel of Mitchell Hutchins.  From
                                Secretary                September 1987 to March 1995, he was an
                                                         attorney in private practice.  Mr. Weller is also a
                                                         vice president and assistant secretary of 23 other
                                                         investment companies for which Mitchell Hutchins
                                                         or PaineWebber serves as investment adviser.



SMALL CAP GROWTH FUND. The trustees and executive officers of the Mitchell Hutchins/Kidder, Peabody Investment Trust III, their ages, business addresses and principal occupations during the past five years are:


                                 POSITION WITH THE                    BUSINESS EXPERIENCE;
    NAME, ADDRESS* AND AGE            TRUST                           OTHER DIRECTORSHIPS
    ----------------------            -----                           -------------------

David J. Beaubien; 60                 Trustee        Mr. Beaubien is chairman of Yankee
Montague Industrial Park                             Environmental Systems, Inc., manufacturer of
101 Industrial Road                                  Meteorological measuring systems. Director of
Box 746                                              IEC, Inc., manufacturer of electronic assemblies,
Turner Falls, Massachusetts                          Belfort Instruments, Inc., manufacturer of
01376                                                environmental instruments, and Oriel Corp.,
                                                     manufacturer of optical instruments.  Prior to
                                                     January 1991, Senior Vice President of EG&G,
                                                     Inc., a company that makes and provides a variety
                                                     of scientific and technically oriented products and
                                                     services. Mr. Beaubien is a director or trustee of
                                                     13 other investment companies for which Mitchell
                                                     Hutchins or PaineWebber serves as investment
                                                     adviser.

William W. Hewitt, Jr.; 66            Trustee        Mr. Hewitt is a trustee of The Guardian Asset
P.O. Box 2359                                        Allocation Fund, The Guardian Baillie Gifford
Princeton, New Jersey 08543-                         International Fund, The Guardian Bond Fund,
2359                                                 Inc., The Guardian Cash Fund, Inc., The
                                                     Guardian Cash Management Trust, The Guardian
                                                     Park Avenue Fund, The Guardian Stock Fund,
                                                     Inc. and The Guardian U.S. Government Trust.
                                                     Mr. Hewitt is a director or trustee of 13 other
                                                     investment companies for which Mitchell Hutchins
                                                     or PaineWebber serves as investment adviser.

Thomas R. Jordan; 66                  Trustee        Mr. Jordan is a principal of The Dilenschneider
200 Park Avenue                                      Group, Inc., a corporate communications and
New York, New York 10166                             public policy counseling firm. Prior to January
                                                     1992, Senior Vice President of Hill & Knowlton,
                                                     a public relations and public affairs firm. Prior to
                                                     April 1991, President of The Jordan Group, a
                                                     management consulting and strategies development
                                                     firm. Mr. Jordan is a director or trustee of 12
                                                     other investment companies for which Mitchell
                                                     Hutchins or PaineWebber serves as investment
                                                     adviser.

Carl W. Schafer; 59             Trustee              Mr. Schafer is president of the Atlantic
P.O. Box 1164                                        Foundation, a charitable foundation supporting
Princeton, New Jersey 08542                          mainly oceanographic exploration and research
                                                     and a director of International Agritech Resources,
                                                     Inc., an agribusiness investment and consulting
                                                     firm, Ardic Exploration and Development Ltd., an
                                                     agribusiness investment and consulting firm, Ardic
                                                     Exploration and Development Ltd. and Hidden
                                                     Lake Gold Mines Ltd., gold mining companies,
                                                     Electronic Clearing House, Inc., a financial
                                                     transactions processing company, Wainoco Oil
                                                     Corporation and Bio Techniques Laboratories
                                                     Inc., an agricultural biotechnology company. Prior
                                                     to January 1993, chairman of the Investment
                                                     Advisory Committee of the Howard Hughes
                                                     Medical Institute and director of Ecova
                                                     Corporation, a toxic waste treatment firm. Mr.
                                                     Schafer is a director or trustee of 12 other
                                                     investment companies for which Mitchell Hutchins
                                                     or PaineWebber serves as investment adviser.

Margo N. Alexander; 48          President            Mrs. Alexander is president, chief executive
                                                     officer and a director of Mitchell Hutchins. Prior
                                                     to January 1995, an executive vice president of
                                                     PaineWebber. Mrs. Alexander is also a trustee of
                                                     one other investment company and president of 38
                                                     other investment companies for which Mitchell
                                                     Hutchins or PaineWebber serves as investment
                                                     adviser.

Owen T. Barry III; 36           Senior Vice          Mr. Barry is a senior executive vice president and
                                President and        director of investments of Bjurman.
                                Chief Investment
                                Officer

Teresa M. Boyle; 36             Vice President       Ms. Boyle is a first vice president and
                                                     manager--advisory administration of Mitchell
                                                     Hutchins. Prior to November 1993, compliance
                                                     manager of Hyperion Capital Management, Inc.,
                                                     an investment advisory firm. Prior to April 1993,
                                                     a vice president and manager--legal administration
                                                     of Mitchell Hutchins. Ms. Boyle is also a vice
                                                     president of 38 other investment companies for
                                                     which Mitchell Hutchins or PaineWebber serves as
                                                     investment adviser.

Neil G. Cumming; __             Vice President and   Mr. Cumming is a senior vice president and
                                Investment Officer   portfolio manager/senior research analyst of
                                                     Bjurman.  Prior to August 1992, Investment
                                                     Department Manager of First Business Bank of
                                                     Los Angeles.

Scott H. Griff; 29              Vice President and   Mr. Griff is a vice president and attorney of
                                Assistant            Mitchell Hutchins. Prior to January 1995, an
                                Secretary            associate at the law firm of Cleary, Gottlieb, Steen
                                                     & Hamilton. Mr. Griff is also a vice president and
                                                     assistant secretary of 12 other investment
                                                     companies for which Mitchell Hutchins or
                                                     PaineWebber serves as investment adviser.

C. William Maher; 34            Vice President and   Mr. Maher is a first vice president and the senior
                                Assistant            manager of the Fund Administration Division of
                                Treasurer            Mitchell Hutchins.  Mr. Maher is also a vice
                                                     president and assistant treasurer of 38 other
                                                     investment companies for which Mitchell Hutchins
                                                     or PaineWebber serves as investment adviser.

Ann E. Moran; 38                Vice President and   Ms. Moran is a vice president of Mitchell
                                Assistant            Hutchins. She is also a vice president and assistant
                                Treasurer            treasurer of 38 other investment companies for
                                                     which Mitchell Hutchins or PaineWebber serves as
                                                     investment adviser.

Dianne E. O'Donnell; 43         Vice President and   Ms. O'Donnell is a senior vice president and
                                Secretary            deputy general counsel of Mitchell Hutchins. Ms.
                                                     O'Donnell is also a vice president and secretary of
                                                     38 other investment companies for which Mitchell
                                                     Hutchins or PaineWebber serves as investment
                                                     adviser.

Victoria E. Schonfeld; 44       Vice President       Ms. Schonfeld is a managing director and general
                                                     counsel of Mitchell Hutchins. From April 1990 to
                                                     May 1994, she was a partner in the law firm of
                                                     Arnold & Porter. Ms. Schonfeld is also a vice
                                                     president of 38 other investment companies for
                                                     which Mitchell Hutchins or PaineWebber serves as
                                                     investment adviser.

Paul H. Schubert; 32            Vice President and   First Vice President of Mitchell Hutchins. From
                                Assistant            August 1992 to August 1994, a vice president at
                                Treasurer            BlackRock Financial Management, Inc. Prior to
                                                     August 1992, an audit manager with Ernst &
                                                     Young LLP. Mr. Schubert is also a vice president
                                                     and assistant treasurer of 38 other investment
                                                     companies for which Mitchell Hutchins or
                                                     PaineWebber serves as investment adviser.

Julian F. Sluyters; 35          Vice President and   Mr. Sluyters is a senior vice president and the
                                Treasurer            director of the mutual fund finance division of
                                                     Mitchell Hutchins. Prior to 1991, an audit senior
                                                     manager with Ernst & Young LLP. Mr. Sluyters
                                                     is also a vice president and treasurer of 38 other
                                                     investment companies for which Mitchell Hutchins
                                                     or PaineWebber serves as investment adviser.

Gregory K. Todd; 38             Vice President and   Mr. Todd is a first vice president and associate
                                Assistant            general counsel of Mitchell Hutchins. Prior to
                                Secretary            1993, a partner in the law firm of Shereff,
                                                     Friedman, Hoffman & Goodman. Mr. Todd is
                                                     also a vice president and assistant secretary of 38
                                                     other investment companies for which Mitchell
                                                     Hutchins or PaineWebber serves as investment
                                                     adviser.

SMALL CAP VALUE FUND. The trustees and executive officers of PaineWebber Securities Trust, their ages, business addresses and principal occupations during the past five years are:



                                  POSITION WITH THE                   BUSINESS EXPERIENCE;
      NAME, ADDRESS* AND AGE            TRUST                         OTHER DIRECTORSHIPS
      ----------------------            -----                         -------------------

    Richard Q. Armstrong; 59        Trustee             Mr. Armstrong is chairman and principal of RQA
    78 West Brother Drive                               Enterprises (management consulting firm) (since
    Greenwich, CT 06830                                 April 1991 and principal occupation since March
                                                        1995).  Mr. Armstrong is also a director of Hi Lo
                                                        Automotive, Inc.  He was chairman of the board,
                                                        chief executive officer and co-owner of
                                                        Adirondack Beverages (producer and distributor of
                                                        soft drinks and sparkling/still waters) (October
                                                        1993-March 1995).  He was a partner of the New
                                                        England Consulting Group (management
                                                        consulting firm) (December 1992-September
                                                        1993). He was managing director of LVMH U.S.
                                                        Corporation (U.S. subsidiary of the French luxury
                                                        goods conglomerate, Luis Vuitton Moet
                                                        Hennessey Corporation) (1987-1991) and chairman
                                                        of its wine and spirits subsidiary, Schieffelin &
                                                        Somerset Company (1987-1991.  Mr. Armstrong
                                                        is also a director or trustee of five other
                                                        investment companies for which Mitchell Hutchins
                                                        or PaineWebber serves as investment adviser.

     E. Garrett Bewkes, Jr.**; 68   Trustee and         Mr. Bewkes is a director of Paine Webber Group
                                    Chairman of the     Inc. ("PW Group") (holding company of
                                    Board of Trustees   PaineWebber and Mitchell Hutchins) and a con
                                                        sultant to PW Group. Prior to 1988, he was
                                                        chairman of the board, president and chief
                                                        executive officer of American Bakeries Company.
                                                        Mr. Bewkes is also a director of Interstate
                                                        Bakeries Corporation and NaPro BioTherapeutics,
                                                        Inc. and a director or trustee of 26 other in
                                                        vestment companies for which Mitchell Hutchins
                                                        or PaineWebber serves as investment adviser.

     Richard R. Burt; 47            Trustee             Mr. Burt is chairman of International Equity
     1101 Connecticut Avenue,                           Partners (international investments and consulting
     N.W.                                               firm) (since March 1994) and a partner of
     Washington, D.C. 20036                             McKinsey & Company (management consulting
                                                        form) (since 1991). He is also a director of
                                                        American Publishing Company. He was the chief
                                                        negotiator in the Strategic Arms Reduction Talks
                                                        with the former Soviet Union (1989-1991) and the
                                                        U.S. Ambassador to the Federal Republic of
                                                        Germany (1985-1989). Mr. Burt is also a director
                                                        or trustee of six other investment companies for
                                                        which Mitchell Hutchins or PaineWebber serves as
                                                        investment adviser.




                                    POSITION WITH THE             BUSINESS EXPERIENCE;
     NAME, ADDRESS* AND AGE              TRUST                    OTHER DIRECTORSHIPS
     ----------------------              -----                    -------------------


    John R. Torell III; 56          Trustee             Mr. Torell is chairman of Torell Management,
    767 Fifth Avenue                                    Inc. (financial advisory firm) (since 1989),
    Suite 4605                                          Chairman of Telesphere Corporation (financial
    New York, NY 10153                                  information) and a partner of Zilkha & Company
                                                        (merchant bank and investment company). Mr.
                                                        Torell is also a director of American Home Prod
                                                        ucts Corp., COLT's Manufacturing Company and
                                                        Volt Information Sciences Inc. He is the former
                                                        chairman and chief executive officer of Fortune
                                                        Bancorp (199-1991, and 1991-1994, respectively).
                                                        He is the former chairman, president and chief
                                                        executive officer of CalFed, Inc. (savings
                                                        association holding company) (1988 to 1989) and
                                                        former president of Manufacturers Hanover Corp.
                                                        (bank) (prior to 1988). Mr. Torell is a director of
                                                        8 other investment companies for which Mitchell
                                                        Hutchins serves as investment adviser.

    William D. White; 61            Trustee             Mr. White is retired. From February 1989
    P.O. Box 199                                        through March 1994, he was president of the
    Upper Black Eddy, PA 18972                          National League of Professional Baseball Clubs.
                                                        Prior to 1989, he was a television sportscaster for
                                                        WPIX-TV, New York. Mr. White is also a
                                                        director of 9 other investment companies for
                                                        which Mitchell Hutchins serves as investment
                                                        adviser.

    Margo N. Alexander; 48          President           Mrs. Alexander is president, chief executive
                                                        officer and a director of Mitchell Hutchins. Prior
                                                        to January 1995, an executive vice president of
                                                        PaineWebber. Mrs. Alexander is also a trustee of
                                                        one other investment company and president of 38
                                                        other investment companies for which Mitchell
                                                        Hutchins or PaineWebber serves as investment
                                                        adviser.

    Teresa M. Boyle; 36             Vice President      Ms. Boyle is first vice president and
                                                        manager--advisory administration of Mitchell
                                                        Hutchins. Prior to November 1993, compliance
                                                        manager of Hyperion Capital Management, Inc.,
                                                        an investment advisory firm. Prior to April 1993,
                                                        a vice president and manager--legal administration
                                                        of Mitchell Hutchins. Ms. Boyle is also a vice
                                                        president of 38 other investment companies for
                                                        which Mitchell Hutchins or PaineWebber serves as
                                                        investment adviser.

                                   POSITION WITH THE                            BUSINESS EXPERIENCE;
    NAME, ADDRESS* AND AGE               TRUST                                  OTHER DIRECTORSHIPS
    ----------------------               -----                                  -------------------

   Joan L. Cohen; 31               Vice President and        Ms. Cohen is a vice president and attorney of
                                   Assistant                 Mitchell Hutchins. Prior to December 1993, she
                                   Secretary                 was an associate at the law firm of Seward &
                                                             Kissel. Ms. Cohen is also a vice president and
                                                             assistant secretary of 25 other investment com
                                                             panies for which Mitchell Hutchins or
                                                             PaineWebber serves as investment adviser.

   Thomas J. Libassi; 36           Vice President            Mr. Libassi is a senior vice president of Mitchell
                                                             Hutchins. Prior to May 1994, he was a vice
                                                             president of Keystone Custodian Funds Inc. with
                                                             portfolio management responsibility. Mr. Libassi
                                                             is also a vice president of 3 other investment
                                                             companies for which Mitchell Hutchins or
                                                             PaineWebber serves as investment adviser.

   C. William Maher; 34            Vice President and        Mr. Maher is a first vice president and the senior
                                   Assistant                 manager of the Fund Administration Division of
                                   Treasurer                 Mitchell Hutchins.  Mr. Maher is also a vice
                                                             president and assistant treasurer of 38 other
                                                             investment companies for which Mitchell Hutchins
                                                             or PaineWebber serves as investment adviser.

   Dennis McCauley; 48             Vice President            Mr. McCauley is a managing director and Chief
                                                             Investment Officer--Fixed Income of Mitchell
                                                             Hutchins. Prior to December 1994, he was
                                                             Director of Fixed Income Investments of IBM
                                                             Corporation. Mr. McCauley is also a vice presi
                                                             dent of 20 other investment companies for which
                                                             Mitchell Hutchins or PaineWebber serves as
                                                             investment adviser.

   Ann E. Moran; 38                Vice President and        Ms. Moran is a vice president of Mitchell
                                   Assistant                 Hutchins. Ms. Moran is also a vice president and
                                   Treasurer                 assistant treasurer of 38 other investment
                                                             companies for which Mitchell Hutchins or
                                                             PaineWebber serves as investment adviser.

   Dianne E. O'Donnell; 43         Vice President and        Ms. O'Donnell is a senior vice president and
                                   Secretary                 deputy general counsel of Mitchell Hutchins. Ms.
                                                             O'Donnell is also a vice president and secretary of
                                                             38 other investment companies for which Mitchell
                                                             Hutchins or PaineWebber serves as investment
                                                             adviser.



                                POSITION WITH THE                           BUSINESS EXPERIENCE;
 NAME, ADDRESS* AND AGE               TRUST                                 OTHER DIRECTORSHIPS
 ----------------------               -----                                 -------------------

Victoria E. Schonfeld; 44       Vice President              Ms. Schonfeld is a managing director and general
                                                            counsel of Mitchell Hutchins. From April 1990 to
                                                            May 1994, she was a partner in the law firm of
                                                            Arnold & Porter. Ms. Schonfeld is also a vice
                                                            president of 38 other investment companies for
                                                            which Mitchell Hutchins or PaineWebber serves as
                                                            investment adviser.

Paul H. Schubert; 32            Vice President and          Mr. Schuber is a first vice president of Mitchell
                                Assistant                   Hutchins. From August 1992 to August 1994, a
                                Treasurer                   vice president at BlackRock Financial
                                                            Management, Inc. Prior to August 1992, an audit
                                                            manager with Ernst & Young LLP. Mr. Schubert
                                                            is also a vice president and assistant treasurer of
                                                            38 other investment companies for which Mitchell
                                                            Hutchins or PaineWebber serves as investment
                                                            adviser.

Nirmal Singh; 38                Vice President              Mr. Singh is a vice president of Mitchell
                                                            Hutchins. Prior to 1993, he was a member of the
                                                            portfolio management team at Merrill Lynch Asset
                                                            Management, Inc. Mr. Singh is also vice president
                                                            of 5 other investment companies for which
                                                            Mitchell Hutchins or PaineWebber serves as
                                                            investment adviser.

Julian F. Sluyters; 35          Vice President and          Mr. Sluyters is a senior vice president and the
                                Treasurer                   director of the mutual fund finance division of
                                                            Mitchell Hutchins. Prior to 1991, an audit senior
                                                            manager with Ernst & Young LLP. Mr. Sluyters
                                                            is also a vice president and treasurer of 38 other
                                                            investment companies for which Mitchell Hutchins
                                                            or PaineWebber serves as investment adviser.

Mark A. Tincher; 40             Vice President              Mr. Tincher is a managing director and chief
                                                            investment officer--U.S. equity investments of
                                                            Mitchell Hutchins. Prior to March 1995, he was a
                                                            vice president and directed the U.S. funds
                                                            management and equity research areas of Chase
                                                            Manhattan Private Bank. Mr. Tincher is also vice
                                                            president of 10 other investment companies for
                                                            which Mitchell Hutchins or PaineWebber serves as
                                                            investment adviser.




                                POSITION WITH THE                         BUSINESS EXPERIENCE;
 NAME, ADDRESS* AND AGE               TRUST                               OTHER DIRECTORSHIPS
 ----------------------               -----                               -------------------


Gregory K. Todd; 38             Vice President and        Mr. Todd is a first vice president and associate
                                and                       general counsel of Mitchell Hutchins. Prior to
                                Assistant                 1993, a partner in the law firm of Shereff,
                                Secretary                 Friedman, Hoffman & Goodman. Mr. Todd is
                                                          also a vice president and assistant secretary of 38
                                                          other investment companies for which Mitchell
                                                          Hutchins or PaineWebber serves as investment
                                                          adviser.

Craig M. Varrelman; 36          Vice President            Mr. Varrelman is a first vice president of Mitchell
                                                          Hutchins. Mr. Varrelman is also vice president of
                                                          4 other investment companies for which Mitchell
                                                          Hutchins or PaineWebber serves as investment
                                                          adviser.
Stuart Waugh; 39                Vice President            Mr. Waugh is a first vice president and a portfolio
                                                          manager of Mitchell Hutchins responsible for
                                                          global fixed income investments and currency
                                                          trading. Mr. Waugh is also a vice president of 4
                                                          other investment companies for which Mitchell
                                                          Hutchins serves as investment adviser.



* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.


** Mr. Bewkes is an "interested person" of the Trusts as defined in the Investment Company Act of 1940("1940 Act") by virtue of his position with PW Group.


     Trustees who are not "interested persons" receive $1,500 annually and $250 per meeting from PaineWebber America Fund (Growth and Income Fund), $2,000 annually and $250 per meeting of the board or any committee thereof from PaineWebber Olympus Fund (Growth Fund), and $1,500 and $250 per meeting from PaineWebber Securities Trust (Small Cap Value Fund). Trustees who are not "interested persons" receive $1,000 annually, $375 per board of trustees meeting attended from MH/KP Investment Trust III (Small Cap Growth Fund); trustees who serve on the audit committee receive an additional annual fee of $250. Trustees also are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trusts own in the aggregate less than 1% of the shares of each Fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trusts, the Trusts require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from any Trust for acting as a trustee or officer.


     The table below includes certain information relating to the compensation of each Trust's trustees who held office during the last fiscal year and by all investment companies in the same complex during the calendar year ended December 31, 1994.

                               COMPENSATION TABLE


                                                              Aggregate
                                                            Compensation                                                  Total
                                              Aggregate       from the        Aggregate      Pension or                Compensation
                              Aggregate     Compensation        MH/KP       Compensation     Retirement                  From the
                             Compensation    from the PW     Investment      from the PW      Benefits    Estimated      Trust and
                             from the PW    America Fund      Trust III       Securities     Accrued as     Annual      the Fund
                             Olympus Fund    (Growth and     (Small Cap     Trust (Small     Part of a     Benefits    Complex Paid
                               (Growth          Income          Growth        Cap Value        Fund's         Upon           to
Name of Person, Position        Fund)/1/       Fund)/1/        Fund)/2/        Fund)/2/       Expenses    Retirement    Trustees/3/
--------------------------      --------       --------        --------        --------       --------    ----------    -----------

Richard Q. Armstrong,             N/A            N/A             N/A            $1,000           ----         ----
Trustee....................

David J. Beaubien,                N/A            N/A           $2,500             N/A            ----         ----         $80,700
Trustee....................

E. Garrett Bewkes, Jr.,           ----           ----            N/A             ----            ----         ----           ----
Trustee and Chairman of
the Board--PW Olympus
Fund, PW America Fund,
and PW Securities Trust...

Richard R. Burt,                  N/A            N/A             N/A              563            ----         ----
Trustee....................

Meyer Feldberg,                 $2,125         $3,750            N/A              N/A            ----         ----          86,050
Trustee....................

George W. Gowen,                 2,125          3,750            N/A              N/A             ----         ----         71,425
Trustee....................

William W. Hewitt, Jr.,           N/A            N/A            2,500             N/A             ----         ----         74,425
Trustee....................

Thomas R. Jordan,                 N/A            N/A            2,500             N/A             ----         ----         83,125
Trustee....................

Frederic V. Malek,               2,125          3,750            N/A              N/A             ----         ----         77,875
Trustee....................

Judith Davidson Moyers,          2,125          3,750            N/A              N/A             ----         ----         71,125
Trustee....................
Carl W. Schafer,                  N/A            N/A            2,750             N/A             ----         ----         84,575
Trustee....................

John R. Torell III,               N/A            N/A             N/A             1,563            ----         ----         39,000
Trustee....................

William D. White,                 N/A            N/A             N/A             1,563            ----         ----         35,000
Trustee....................



     N/A in the first four columns means that the individual did not serve on the board of trustees for a particular Trust; a line in the first four columns indicates that the individual served as an uncompensated trustee. /1/ Represents fees paid to each trustee during the fiscal year ended August 31, 1995.
     /2/ Represents fees paid to each trustee during the fiscal year ended July 31, 1995.
     /3/ Represents total compensation paid to each trustee during the calendar year ended December 31, 1994.

     The Funds are not aware as to any person holding more than 5% of outstanding shares beneficially or of record.



               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

INVESTMENT ADVISORY ARRANGEMENTS

     Mitchell Hutchins acts as the investment adviser and administrator pursuant to advisory contracts with each of the Funds. Under the advisory contracts, each Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of the value of the Fund's average daily net assets. Furthermore, under a service agreement with each Trust that is reviewed by each Trust's board of trustees annually, PaineWebber provides certain services to the Funds not otherwise provided by the Funds' transfer agent.


     Under the terms of the Advisory Contracts, the Funds bear all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins or the Investment Sub-Adviser. Expenses borne by the Funds include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Funds and any losses incurred in connection therewith;
(2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of each Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Funds or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trusts or Funds for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Funds; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the boards and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.



     As required by state regulation, Mitchell Hutchins will reimburse the Funds if and to the extent that the aggregate operating expenses of the Fund in any fiscal year exceed applicable limits. Currently, the most restrictive such limit applicable to the Funds is 2.5% of the first $30 million of a Fund's average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. Certain expenses, such as brokerage commissions, taxes, interest, distribution fees and extraordinary items, are excluded from this limitation. For the last applicable fiscal years, no reimbursements were required pursuant to such limitation.


     Under each of the Advisory Contracts and the Sub-Advisory Contracts, where applicable, Mitchell Hutchins and the Investment Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins or the Investment Sub-Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contracts terminate automatically upon assignment and are terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to a Fund. The Sub-Advisory Contracts terminate automatically upon assignment or the termination of the applicable Advisory
 Agreement and are terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to the Investment Sub-Adviser, by Mitchell Hutchins on 120 days' written notice to the Investment Sub-Adviser or by the Investment Sub-Adviser on 120 days' written notice to Mitchell
 Hutchins.


     GROWTH AND INCOME FUND. Pursuant to an advisory contract with PaineWebber America Fund dated March 1, 1989, Mitchell Hutchins charged Growth and Income Fund an annual rate of 0.70%. For the fiscal years ended August 31, 1995, August 31, 1994 and August 31, 1993, the Growth Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $3,378,079, $4,892,163 and $6,413,944, respectively. Pursuant to the service agreement with PaineWebber America Fund, during the fiscal years ended August 31, 1995, August 31, 1994 and August 31, 1993, the Growth and Income Fund paid (or accrued) to PaineWebber service fees of $219,613, $303,496 and $355,724.


     Mitchell Hutchins Institutional Investors Inc. ("MHII"), a wholly owned subsidiary of Mitchell Hutchins, served as sub-adviser to Growth and Income Fund from May 19, 1994 to February __, 1995 pursuant to a sub-advisory contract between MHII and Mitchell Hutchins under which Mitchell Hutchins (not the Fund) paid MHII a fee in the annual amount of 0.25% of the Fund's average daily net assets. During the periods from September 1, 1994 to February __, 1995 and May 19, 1994 to August 31, 1994, Mitchell Hutchins paid or accrued to MHII sub-advisory fees of $ _________ and $405,821, respectively.


     GROWTH FUND. Pursuant to an advisory contract with PaineWebber Olympus Fund dated March 1, 1989, Mitchell Hutchins charged Growth Fund an annual rate of 0.75%. For the fiscal years ended August 31, 1995, August 31, 1994 and August 31, 1993, the Growth Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $1,993,930, $2,069,033 and $1,402,141, respectively. Pursuant to the service agreement with PaineWebber Olympus Fund, during the fiscal years ended August 31, 1995, August 31, 1994 and August 31, 1993, the Growth Fund paid (or accrued) to PaineWebber service fees of $114,163, $103,435 and $75,713.


     SMALL CAP GROWTH FUND. Pursuant to a contract with MH/KP Investment Trust III dated __________, Mitchell Hutchins charged Small Cap Growth Fund an annual rate of ___%. For the fiscal year ended July 31, 1995 and for the period November 4, 1993 (commencement of investment operations) through July 31, 1994, MH/KP Investment Trust III paid (or accrued) management fees with respect to the Small Cap Growth Fund of $474,177 and $411,260, respectively, to the Small Cap Growth Fund's investment adviser and administrator during those periods.


     Mitchell Hutchins has entered into a separate sub-advisory contract with Bjurman, which makes and implements all investment decisions for Small Cap Growth Fund. Under the sub-advisory contract, Mitchell Hutchins (not Small Cap Growth Fund) pays Bjurman a fee for its services in the amount of .50% of average daily net assets up to but not including $25 million and .40% thereafter. For the fiscal years ended July 31, 1995 and for the period November 4, 1993 (commencement of investment operations) through July 31, 1994, Small Cap Growth Fund's investment adviser and administrator paid (or accrued) management fees with respect to Small Cap Growth Fund of $________ and $175,005, respectively, to the Investment Sub-Adviser and administrator during those periods.


     SMALL CAP VALUE FUND. Pursuant to a contract with PaineWebber Securities Trust dated January 28, 1993, Mitchell Hutchins charges Small Cap Value Fund an annual rate of 1.00%. For the year ended July 31, 1995, the six months ended July 31, 1994, and the fiscal year ended January 31, 1994, the Small Cap Value Fund paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $829,906, $491,757, and $939,774, respectively. Pursuant to the service agreement with PaineWebber Securities Trust, during the fiscal year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1993, Small Cap Value Fund paid (or accrued) to PaineWebber service fees of $72,929, $26,353 and $47,661.

     Mitchell Hutchins has entered into a separate sub-advisory contract with Quest Advisory dated January 28, 1993, pursuant to which the Investment Sub-Adviser will determine what securities will be purchased, sold or held by the Small Cap Value Fund. Under the sub-advisory contract, Mitchell Hutchins (not the Fund) paid or accrued to the Quest Advisory during the fiscal year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, $414,953, $245,878 and $469,887, respectively, in investment sub-advisory fees.


NET ASSETS

     The following table shows the approximate net assets as of ____________, 1995, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.





                  INVESTMENT CATEGORY                    NET ASSETS
                  -------------------                    ---------
                                                          ($ mil)

     Domestic (excluding Money Market.......
     Global.................................
     Equity/Balanced........................
     Fixed Income (excluding Money Market)..
     Taxable Fixed Income...................
     Tax-Free Fixed Income..................
     Money Market Funds.....................



PERSONNEL TRADING POLICIES

     Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees. The codes of ethics establish procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics applicable to Mitchell Hutchins personnel puts restrictions on the timing of personal investing in relation to trades by PaineWebber and other Mitchell Hutchins advisory clients. Sub-Adviser personnel may also invest in securities for their own accounts pursuant to a comparable code of ethics.


DISTRIBUTION ARRANGEMENTS

     Mitchell Hutchins acts as the distributor of the Class A, Class B and Class C shares under separate distribution contracts with each Trust dated July 7, 1993 and November 10, 1995 (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Fund. Shares of each of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber dated July 7, 1993 and November 10, 1995 relating to the Class A, Class B and Class C shares (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell the Funds' shares.



     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Growth and Growth and Income Funds pay Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.23% of the average daily net assets for Class A shares and 0.25% for Class B and C shares. Under the Class B Plan and the Class C Plan, those Funds pay Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares, respectively. The Small Cap Growth and Small Cap Value Funds pay Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each Class of shares. Under the Class B Plan and the Class C Plan, each Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares of each respective Fund.


     Among other things, each Plan provides that (1) Mitchell Hutchins will submit to each Trust's board of trustees at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by each board of trustees, including those trustees who are not "interested persons" of their respective Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the Fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trusts shall be committed to the discretion of the trustees who are not "interested persons" of their respective Trusts.


     In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins allocates expenses attributable to the sale of each Class of each Fund's shares to such Class based on the ratio of sales of shares of such Class to the sales of all three Classes of shares. The fees paid by one Class of a Fund's shares will not be used to subsidize the sale of any other Class of Fund shares.


     For the fiscal year ended August 31, 1995, (For Growth and Income Fund and Growth Fund) and July 31, 1995 (for Small Cap Growth Fund and Small Cap Value
Fund), the Funds paid (or accrued) the following respective fees to Mitchell Hutchins under the Plans:

                                             Growth     Growth and   Small Cap    Small Cap
                                              Fund        Income      Growth      Value Fund
                                                           Fund        Fund
     Class A............................  $291,331       $433,166     $76,456     $ 52,327
     Class B............................  $879,165     $2,488,140          $0     $477,586
     Class C............................  $235,905       $310,960    $149,419     $143,010



     Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each Fund during the fiscal year ended August 31, 1995 (For Growth and Income Fund and Growth Fund) and July 31, 1995 (for Small Cap Growth Fund and Small Cap Value Fund):


                                                 CLASS A
                                               Growth     Growth and     Small Cap    Small Cap
                                                Fund      Income Fund   Growth Fund   Value Fund
  Marketing and advertising...............   $37,629       $111,953                   $ 14,837
  Printing of prospectuses and statements
  of additional information...............    $1,835         $2,720                       $752
  Branch network costs allocated and
  interest expense........................  $384,173     $1,157,455                    $73,877
  Service fees paid to PaineWebber
  Investment Executives...................  $129,035       $194,925                    $23,548

                                                  CLASS B

  Marketing and advertising................   $58,340      $227,025                   $ 30,560

  Amortization of commissions..............  $517,550    $1,363,224                   $275,572
  Printing of prospectuses and statements
  of additional information................    $2,446        $3,626                   $  1,534
  Branch network costs allocated and
  interest expense.........................  $717,791    $2,597,092                   $182,972
  Service fees paid to PaineWebber
  investment executives....................   $98,906      $279,915                    $53,729

                                                 CLASS C
  Marketing and advertising................   $14,032       $42,022                    $16,471

  Amortization of commissions..............   $20,049       $60,694                    $19,563
  Printing of prospectuses and statements
  of additional information................      $282          $418                       $846
  Branch network costs allocated and
  interest expense.........................  $159,796      $467,338                    $82,384
  Service fees paid to PaineWebber
 investment executives.....................   $79,618      $104,949                    $16,089



     "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the Funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Funds' shares, including the PaineWebber retail branch system.


     In approving the Funds' overall Flexible Pricing SM system of distribution, each Trust's board of trustees considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in each respective Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Funds' shares and (3) maintain the competitive position of the Funds in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.



     In approving the Class A Plan, the trustees of each Trust considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Funds than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (4) the services provided to the Funds and their shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.


     In approving the Class B Plan, the trustees of each Trust considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Funds than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (5) the services provided to the Funds and their shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.


     In approving the Class C Plan, the trustees of each Trust considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Funds than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (5) the services provided to the Funds and their shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.


     With respect to each Plan, the trustees considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The trustees also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plan were successful and the Funds attained and maintained significant asset levels.


     Under the Distribution Contract for the Class A shares and similar prior distribution contracts, for the fiscal years set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.


                                 Fiscal Year

                             1995            1994              1993
                             ----            ----              ----
  GROWTH FUND

  Earned..................  $62,298          $367,454          $246,569

  Retained................  $35,996          $26,176           $15,757

  GROWTH AND INCOME FUND
  Earned..................  $68,358          $186,333        $1,794,698

  Retained................  $39,225          $11,944         $108,359

  SMALL CAP GROWTH FUND
  Earned..................

  Retained................

  SMALL CAP VALUE FUND
  Earned..................  $41,750          $32,208         $815,987

  Retained................  $23,505          $1,845          $49,325



     For the last fiscal year ended, Mitchell Hutchins earned and retained $628,261 from Growth Fund, $1,632,389 from Growth and Income Fund, $__________ from Small Cap Growth Fund, and $344,638 from Small Cap Value Fund in contingent deferred sales charges paid upon certain redemptions of Class B shares.


                             PORTFOLIO TRANSACTIONS

     Subject to policies established by each Trust's board of trustees, Mitchell Hutchins or the Investment Sub-Adviser is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or the Investment Sub-Adviser seeks to obtain the best net results for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Funds may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. While Mitchell Hutchins or the Investment Sub-Adviser generally seeks reasonably competitive commission rates and dealer spreads, payment of the lowest commission or spread is not necessarily consistent with obtaining the best net results. For the fiscal years ended August 31, 1995, August 31, 1994 and August 31, 1993, the Growth Fund paid $273,991, $222,490 and $150,432, respectively, in brokerage commissions. For the fiscal years ended August 31, 1995, August 31, 1994 and August 31, 1993, the Growth and Income Fund paid $1,241,906, $1,901,499 and $1,131,909, respectively, in brokerage commissions. For the fiscal year July 31, 1995 and for the period from November 4, 1993 (commencement of operations) through the fiscal year ended July 31, 1994, the Small Cap Growth Fund paid $________ and $39,326, respectively, in brokerage commissions. For the fiscal year ended July 31, 1995, the six months ended July 31, 1994, and the fiscal year ended January 31, 1994, the Small Cap Value Fund paid $120,717, $113,315 and $349,051, respectively, in brokerage commissions.

     The Funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. The Trusts' boards of trustees have adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize PaineWebber to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal year ended August 31, 1995, Growth Fund paid $4,200 in brokerage commissions to PaineWebber, which represented 1.53% of the total brokerage commissions paid by the Fund and 2.13% of the total dollar amount of transactions involving payment of commissions. For the fiscal years ended August 31, 1994 and August 31, 1993, the Fund paid $9,326 and $3,500, respectively, in brokerage commissions to PaineWebber. For the fiscal year ended August 31, 1995, Growth and Income Fund paid $65,991 in brokerage commissions to PaineWebber, which represented 5.31% of the total brokerage commissions paid by the Fund and 5.20% of the total dollar amount of transactions involving payment of commissions. For the fiscal years ended August 31, 1994 and August 31, 1993, the Fund paid $47,142 and $108,080, respectively, in brokerage commissions to PaineWebber. For the fiscal year ended July 31, 1995, Small Cap Growth Fund paid $______ in brokerage commissions to PaineWebber, which represented ____% of the total brokerage commissions paid by the Fund and ____% of the total dollar amount of transactions involving payment of commissions. For the fiscal years ended August 31, 1994 and August 31, 1993, the Fund paid $______ and $______, respectively, in brokerage commissions to ___________. For the fiscal year ended July 31, 1995, the six months ended July 31, 1994, and the fiscal year ended January 31, 1994, Small Cap Value Fund paid respectively $665, $0, and $0 in brokerage commissions to PaineWebber or any other affiliate of Mitchell Hutchins.

     Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber are similar to those in effect with respect to brokerage transactions in securities.


     Consistent with the interests of each Fund and subject to the review of each Trust's board of trustees, Mitchell Hutchins or the Investment Sub-Adviser may cause the Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or the Investment Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or the Investment Sub-Adviser, as applicable, to the particular Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins and the Investment Sub-Adviser seek best execution. Although Mitchell Hutchins and the Investment Sub-Adviser may receive certain research or execution services in connection with these transactions, Mitchell Hutchins and the Investment Sub-Adviser will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins and the Investment Sub-Adviser will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins or the Investment Sub-Adviser may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or the Investment Sub-Adviser receiving multiple quotes from dealers before executing the transactions on an agency basis.


     Information and research services furnished by brokers or dealers through which or with which the Funds effect securities transactions may be used by Mitchell Hutchins or the Investment Sub-Adviser in advising other funds or accounts and, conversely, information and research services furnished to Mitchell Hutchins or the Investment Sub-Adviser by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or the Investment Sub-Advisers under the Sub-Advisory Contracts.


     Investment decisions for the Funds and for other investment accounts managed by Mitchell Hutchins or by the Investment Sub-Adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Funds.


     The Funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each Trust's board of trustees pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Funds.


     PORTFOLIO TURNOVER. The Funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.


                                         PORTFOLIO TURNOVER RATE

  GROWTH FUND
  Fiscal Year Ended August 31, 1995                     36.10%

  Fiscal Year Ended August 31, 1994                     24.41%


  GROWTH AND INCOME FUND

  Fiscal Year Ended August 31, 1995                       %

  Fiscal Year Ended August 31, 1994                       %


  SMALL CAP GROWTH FUND

  Fiscal Year Ended July 31, 1995                         101%

  Period from November 4, 1993                            56%
  (commencement of operations) to July
  31, 1994

  SMALL CAP VALUE FUND
  Fiscal Year Ended July 31, 1995                          33%

  Six Months Ended July 31, 1994                           20%

  Fiscal Year Ended January 31, 1994                       98%




           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

     COMBINED PURCHASE PRIVILEGE-CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.


An "eligible group of related Fund investors" can consist of any combination of the following:


(a) an individual, that individual's spouse, parents and children;


(b) an individual and his or her Individual Retirement Account ("IRA");


(c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);


(d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by individual(s);


(e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;


(f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;


(g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or


(h) an individual's accounts with the same investment adviser.


     RIGHTS OF ACCUMULATION-CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

     WAIVERS OF SALES CHARGES-CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the individual shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.


     Certain PaineWebber mutual funds offered shares subject to contingent deferred sales charges before the implementation of the Flexible Pricing System on July 1, 1991 ("CDSC Funds"). The contingent deferred sales charge is waived with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 by officers, directors (trustees) or employees of the CDSC Funds, Mitchell Hutchins or their affiliates (or their spouses and children under age
21). In addition, the contingent deferred sales charge will be reduced by 50% with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 with a net asset value at the time of purchase of at least $1 million. If Class B shares of a CDSC Fund purchased prior to July 1, 1991 are exchanged for Class B shares of the Funds, any waiver or reduction of the contingent deferred sales charge that applied to the Class B Shares of the CDSC Fund will apply to the Class B shares of the Funds acquired through the exchange.


     ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Funds may be exchanged for shares of the corresponding Class of most other PaineWebber mutual funds. This exchange privilege is available only in those jurisdictions where the sale of PaineWebber fund shares to be acquired through such exchange may be legally made. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.


      If conditions exist that make cash payments undesirable, the Funds reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Funds and valued in the same way as they would be valued for purposes of computing the Funds' net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Funds during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.


     The Funds may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.


     SYSTEMATIC WITHDRAWAL PLAN. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Funds of sufficient Fund shares to provide the withdrawal payment specified by participants in the Funds' systematic withdrawal plan. The payment generally is mailed approximately five business days after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends and Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent").

Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.


     REINSTATEMENT PRIVILEGE-CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account in the Funds without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends and Taxes" in the Prospectus.


PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN SM;
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT (R)(RMA (R))


     Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.


     To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.


     The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.


PERIODIC INVESTING AND DOLLAR COST AVERAGING.


     Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.


PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

     In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:


  . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard
     (R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;


  . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;


  . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the seven RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA Connecticut Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

  . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

  . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

  . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

  . expanded account protection to $25 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

  . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

     The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                         CONVERSION OF CLASS B SHARES

     Class B shares of the Funds will automatically convert to Class A shares, based on the relative net asset values per share of the two Classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares of each Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or
(ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. If the shareholder acquired Class B shares of a Fund through an exchange of Class B shares of a CDSC Fund that were acquired prior to July 1, 1991, the shareholder's holding period for purposes of conversion will be determined based on the date the CDSC Fund shares were initially issued. For purposes of conversion into Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.


     The availability of the conversion feature is subject to (1) the continuing applicability of a ruling of the Internal Revenue Service that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and (2) the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares of the Funds would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that these conditions for the availability of the conversion feature will not continue to be met.


                              VALUATION OF SHARES

     The Funds determine their net asset values per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the Investment Sub-Adviser as the primary market. Securities traded in the OTC market and listed on Nasdaq are valued at the last trade price on Nasdaq at 4:00 p.m., eastern time; other OTC securities are valued at the last bid price available prior to valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of each Trust's board of trustees. In valuing lower rated corporate debt securities it should be recognized that judgment often plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. All investments of the Funds quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Funds' custodian.


     Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in a computation of the Funds' net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of each Trust's board of trustees. The foreign currency exchange transactions of the Funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.


                            PERFORMANCE INFORMATION

     The Funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each Fund's Performance Advertisements are calculated according to the following formula:


 P(1 + T)/n/  = ERV
where:  P     = a hypothetical initial payment of $1,000 to purchase shares of a specified Class
        T     = average annual total return of shares of that Class
        n     = number of years
        ERV   = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.


     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.


     The Funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.


     The following table shows performance information for the Class A, Class B and Class C shares of the Funds for the periods indicated. All returns for periods of more than one year are expressed as an average return.


                                  GROWTH FUND
                                  -----------

                                       CLASS A       CLASS B        CLASS C
                                       -------       -------        -------
Fiscal year ended August 31, 1995:
  Standardized Return*..............     6.30%         5.40%          9.37%
  Non-Standardized Return...........    11.28%        10.40%         10.37%
Five years ended August 31, 1995:
  Standardized Return*..............    13.40%          NA             NA
  Non-Standardized Return...........    14.45%          NA             NA
Ten years ended August 31, 1995:
  Standardized Return*..............    12.56%          NA             NA
  Non-Standardized Return*..........    13.08%          NA             NA
Inception** to August 31, 1995:
  Standardized Return*..............    13.22%        10.80%         10.89%
  Non-Standardized Return...........    13.72%        11.14%         10.89%


_________________


* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class C shares impose a contingent deferred sales charge only on redemptions made within a year of purchase; therefore, for periods longer than one year, Non-Standardized Return is identical to Standardized Return.


** The inception date for each Class of shares is as follows: Class A - March 18, 1985, Class B - July 1, 1991, and Class C - July 2, 1992.


                             GROWTH AND INCOME FUND
                             ----------------------


                                       CLASS A      CLASS B       CLASS C
                                       -------      -------       -------
Fiscal year ended August 31, 1995:
   Standardized Return*.............    12.99%       12.38%        16.37%
   Non-Standardized Return..........    18.30%       17.38%        17.37%
Five years ended August 31, 1995:
   Standardized Return*.............     9.06%         NA            NA
   Non-Standardized Return..........    10.07%         NA            NA
Ten years ended August 31, 1995
   Standardized Return*.............    10.31%         NA            NA
   Non-Standardized Return..........    10.82%         NA            NA
Inception** to August 31, 1995:
   Standardized Return*.............    10.92%        7.11%         6.47%
   Non-Standardized Return..........    11.36%        7.49%         6.47%


___________________


* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class C shares impose a contingent deferred sales charge only on redemptions made within a year of purchase; therefore, for periods longer than one year, Non-Standardized Return is identical to Standardized Return.

** The inception date for each Class of shares is as follows: Class A - December 20, 1983, Class B - July 1, 1991, and Class C - July 2, 1992.


                             SMALL CAP GROWTH FUND
                             ---------------------


                                     CLASS A        CLASS B          CLASS C
                                     -------        -------          -------
Fiscal year ended July 31, 1995:
  Standardized Return*...........     34.24%          NA             [38.43%]
  Non-Standardized Return........     40.55%          NA              39.43%
Five years ended July 31, 1995:
  Standardized Return*...........       NA            NA                NA
  Non-Standardized Return........       NA            NA                NA
Inception** to August 31, 1995:
  Standardized Return*...........      8.25%          NA               7.43%
  Non-Standardized Return........      5.38%          NA               7.43%


___________________


* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class C shares impose a contingent deferred sales charge only on redemptions made within a year of purchase; therefore, for periods longer than one year, Non-Standardized Return is identical to Standardized Return.


** The inception date for each Class of shares is as follows: Class A - November 4, 1993 and Class C -November 4, 1993.

                              SMALL CAP VALUE FUND
                              --------------------


                                 CLASS A        CLASS B        CLASS C
                                 -------        -------        -------
One year ended July 31, 1995:
  Standardized Return*.........   10.63%         10.86%         14.76%
  Non-Standardized Return......   15.80%         14.86%         14.76%
Inception** to July 31, 1995:
  Standardized Return*.........    5.82%          5.50%          6.58%
  Non-Standardized Return......    7.79%          6.96%          6.95%


__________________


* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class C shares impose a contingent deferred sales charge only on redemptions made within a year of purchase; therefore, for periods longer than one year, Non-Standardized Return is identical to Standardized Return.


**   The inception date for all Classes of shares is February 1, 1993.


     OTHER INFORMATION. In Performance Advertisements, the Funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA

Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International World Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.


     The Funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.


     The Funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the Funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Funds are not insured or guaranteed by the U.S. government and returns and net asset value will fluctuate. The securities held by the Funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in any of the Funds involves greater risks than an investment in either a money market fund or a CD.


     The Funds may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

                                   [GRAPHICS]

     Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1926 to 1993, stocks beat all other traditional asset classes. A $10 investment in the S&P 500 grew to $8,001, significantly more than any other investment.


     The chart shown is for illustrative purposes only and does not represent the Funds' performance and should not be considered an indication or guarantee of future results. Year-to-year fluctuations of the S&P 500 have been significant, and total return for some periods has been negative. The S&P 500 includes companies with larger market capitalizations than those in which the Funds invest. Unlike investors in bonds and Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on Treasury bonds with 20-year maturities.



                                     TAXES

     In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) each Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of that Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


     Dividends and other distributions declared by the Funds in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Funds and received by the shareholders on December 31 of that year if the distributions are paid by the Funds during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


     A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by each Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.


     If shares of any Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


     Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


     Dividends and interest received by each Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Funds' total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to the election, each Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes; (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources; and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The Funds will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


     Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, each Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in each Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)-which would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax-even if those earnings and gain are not distributed to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


     Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


     The use of hedging strategies, such as writing ("selling") and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by futures regulations), and income from transactions in options, futures and forward currency contracts derived by each Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.


     If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


                               OTHER INFORMATION

     PaineWebber America Fund, PaineWebber Olympus Fund, Mitchell Hutchins/Kidder, Peabody Investment Trust III, and PaineWebber Securities Trust are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held personally liable for the obligations of the Trusts or Funds. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of the Trusts or the Funds and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of any Trust or Fund, the trustees or any of them in connection with a Trust. Each Declaration of Trust provides for indemnification from a Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of that Fund. The trustees intend to conduct the operations of each Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.


     CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific Classes of the Fund's shares to which those expenses are attributable. For example, Class B shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the transfer agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the Classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each Class and the relative amounts of net assets in each Class.


     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891 counsel to the Funds, has passed upon the legality of the shares offered by the Funds' Prospectus. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.


     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for Growth Fund, Growth and Income Fund, and Small Cap Growth Fund. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, N.Y. 10036, serves as independent auditors for Small Cap Value Fund.


                              FINANCIAL STATEMENTS


     Each Fund's Annual Report to Shareholders for the last fiscal year is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

                                    APPENDIX


DESCRIPTION OF MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") CORPORATE BOND
RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as a "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE DEBT RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C1. The rating C1 is reserved for income bonds on which no interest is being paid; D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute an offering by the Fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.


                               TABLE OF CONTENTS

                                                                        PAGE NO.
                                                                        --------

INVESTMENT POLICIES AND RESTRICTIONS.........................................  1

HEDGING STRATEGIES........................................................... 12

TRUSTEES AND OFFICERS; PRINCIPAL SHAREHOLDERS................................ 18

INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS............................ 35

PORTFOLIO TRANSACTIONS....................................................... 41

REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
INFORMATION AND OTHER SERVICES............................................... 44

CONVERSION OF CLASS B SHARES................................................. 47

VALUATION OF SHARES.......................................................... 48

PERFORMANCE INFORMATION...................................................... 49

TAXES........................................................................ 52

OTHER INFORMATION............................................................ 54

FINANCIAL STATEMENTS......................................................... 55

APPENDIX..................................................................... 56


(C) 1995 Paine Webber Incorporated

                      PAINEWEBBER GROWTH AND INCOME FUND


                            PAINEWEBBER GROWTH FUND


                       PAINEWEBBER SMALL CAP GROWTH FUND


                       PAINEWEBBER SMALL CAP VALUE FUND

________________________________________________________________________________


                      Statement of Additional Information

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day
                                                                      ------
of December, 1995.



                              PAINEWEBBER OLYMPUS FUND


                              By:  /s/ Gregory K. Todd
                                  -------------------------------

                                  Gregory K. Todd
                                  Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                         Title                      Date
---------                         -----                      ----
/s/ Margo N. Alexander*           President                  December 27, 1995
--------------------------        (Chief Executive Officer)
Margo N. Alexander

/s/ E. Garrett Bewkes, Jr.**      Trustee and Chairman       December 27, 1995
----------------------------      of the Board of Trustees
E. Garrett Bewkes, Jr.

/s/ Meyer Feldberg***             Trustee                    December 27, 1995
-----------------------------
Meyer Feldberg

/s/ George W. Gowen****           Trustee                    December 27, 1995
-----------------------------
George W. Gowen

/s/ Frederic V. Malek****         Trustee                    December 27, 1996
-----------------------------
Frederic V. Malek

/s/ Judith Davidson Moyers****    Trustee                    December 27, 1995
------------------------------
Judith Davidson Moyers

/s/ Julian F. Sluyters            Vice President and         December 27, 1995
------------------------------    Treasurer (Chief
Julian F. Sluyters                Financial and Accounting
                                  Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated January 3, 1994 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Series, SEC File No. 33-11025, filed March 1, 1994.

*** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated March 28, 1991 and incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Fixed Income Portfolios, SEC File No. 2-91362, filed March 28, 1991.

**** Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated March 27, 1990 and incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of PaineWebber Municipal Series, SEC File No. 33-11611, filed
          June 29, 1990.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a) Financial Statements

PaineWebber Growth Fund
-----------------------

Included in Part A of the Registration Statement:

     Financial Highlights for one Class A share of PaineWebber Growth Fund for each of the ten years in the period ended August 31, 1995.

     Financial Highlights for one Class B share of the Fund for each of the four years in the period ended August 31, 1995 and for the period July 1, 1991 (commencement of offering) to August 31, 1991.


     Financial Highlights for one Class C share of the Fund for each of the three years in the period ended August 31, 1995 and for the period July 2, 1992 (commencement of offering) to August 31, 1992.

Included in Part B of the Registration Statement through incorporation by reference from the Annual Report to Shareholders, previously filed with the Securities and Exchange Commission through EDGAR on October 31, 1995, Accession No. 0000759729-95-000002:

     Portfolio of Investments at August 31, 1995

     Statement of Assets and Liabilities at August 31, 1995

     Statement of Operations for the year ended August 31, 1995

     Statement of Changes in Net Assets for the two years in the period ended August 31, 1995

     Notes to Financial Statements

     Financial Highlights for one Class A share of the Fund for each of the five years in the period ended August 31, 1995

     Financial Highlights for one Class B share of the Fund for each of the four years ended August 31, 1995 and for the period July 1, 1991 (commencement of offering) through August 31, 1991

     Financial Highlights for one Class Y share of the Fund for each of the four years in the period ended August 31, 1995

     Financial Highlights for one Class C share of the Fund for each of the three years in the period ended August 31, 1995 and for the period July 2, 1992 (commencement of offering) through August 31, 1992

     Report of Ernst & Young LLP, Independent Auditors, dated October 23, 1995


(b)  Exhibits:

     (1)   (a)   Declaration of Trust 1/
                                      -
           (b)   Amendment effective January 28, 1988 4/
                                                      -
           (c)   Amendment effective December 21, 1990 8/
                                                       -
           (d)   Amendment effective July 1, 1991 9/
                                                  -
           (e)   Amendment effective July 1, 1992 12/
                                                  --
           (f)   Amendment effective August 24, 1993 13/
                                                     --

            (g)   Amendment effective September 29, 1993 14/
                                                         --
            (h)   Amendment effective November 10, 1995 (to be filed)
     (2)    (a)   By-laws 1/
                          -
            (b)   Amendment to By-laws dated March 19, 1991
            (c)   Amendment to By-Laws dated September 28, 1994 15/
                                                                --
     (3)    Voting trust agreement - none
     (4)    Instruments defining the rights of holders of the
            Registrant's share of beneficial interest 16/
                                                      --
     (5)    Investment Advisory and Administration Contract 5/
                                                            -
     (6)    (a)   Distribution Contract with respect to Class A shares 14/
                                                                       --
            (b)   Distribution Contract with respect to Class B shares 14/
                                                                       --
            (c)   Distribution Contract with respect to Class C shares 18/
                                                                       --
            (d)   Distribution Contract with respect to Class Y shares 18/
                                                                       --
            (e)   Exclusive Dealer Agreement with respect to Class A shares 14/
                                                                            --
            (f)   Exclusive Dealer Agreement with respect to Class B shares 14/
                                                                            --
            (g)   Exclusive Dealer Agreement with respect to Class C shares 18/
                                                                            --
            (h)   Exclusive Dealer Agreement with respect to Class Y shares 18/
                                                                            --
     (7)    Bonus, profit sharing or pension plans - none
     (8)    Custodian Agreement 2/
                                -
     (9)    (a)   Transfer Agency and Service Contract 6/
                                                       -
     (b)    Service Contract 5/
                             -
     (10)   (a)   Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class A and Class B
                  shares of PaineWebber Growth Fund 8/
                                                    -
            (b)   Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to the Class C shares of
                  PaineWebber Growth Fund 11/
                                          --
            (c)   Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class Y shares of PaineWebber
                  Growth Fund 7/
                              -
     (11)   Other opinions, appraisals, rulings and consents:
            (a)   Independent Auditor's Consent (to be filed)
     (12)   Financial statements omitted from prospectus-none
     (13)   Letter of investment intent 3/
                                        -
     (14)   Prototype Retirement Plan 10/
                                      --
     (15)   (a)   Plan of Distribution pursuant to Rule 12b-1 with respect to
            Class A shares 9/
                           -
            (b)   Plan of Distribution pursuant to Rule 12b-1 with respect to
                  Class B shares 9/
                                 -
            (c)   Plan of Distribution pursuant to Rule 12b-1 with respect to
                  Class C shares 12/
                                 --
     (16)   (a)   Schedule for Computation of Performance Quotations for Class
                  A, Class B, and Class Y Shares of PaineWebber Quotations for
                  Class Growth Fund 9/
                                    -
            (b)   Schedule for Computation of Performance Quotations with
                  respect to Class C Shares of PaineWebber Growth Fund 12/
                                                                       --
     (17)   and (27)  Financial Data Schedule (filed herewith)
     (18)   Plan pursuant to Rule 18f-3 17/
                                        --


_________________________________

1/   Incorporated by reference from Post-Effective Amendment No. 8 to the
-
     registration statement, SEC File No. 2-94983, filed February 25, 1987.

2/   Incorporated by reference from Post-Effective Amendment No. 9 to the
-
     registration statement, SEC File No. 2-94983, filed December 22, 1987.

3/   Incorporated by reference from Pre-Effective Amendment No. 1 to the
-
     registration statement, SEC File No. 2-94983, filed March 11, 1985.

4/   Incorporated by reference from Post-Effective Amendment No. 11 to the
-
     registration statement, SEC File No. 2-94983, filed November 3, 1988.

5/   Incorporated by reference from Post-Effective Amendment No. 14 to the
-
     registration statement, SEC File No. 2-94983, filed December 29, 1989.

6/   Incorporated by reference from Post-Effective Amendment No. 16 to the
-
     registration statement, SEC File No. 2-94983, filed November 2, 1990.

7/   Incorporated by reference from Post-Effective Amendment No. 18 to the
-
     registration statement, SEC File No. 2-94983, filed March 26, 1991.

8/   Incorporated by reference from Post-Effective Amendment No. 19 to the
-
     registration statement, SEC File No. 2-94983, filed May 3, 1991.

9/   Incorporated by reference from Post-Effective Amendment No. 20 to the
-
     registration statement, SEC File No. 2-94983, filed December 24, 1991.

10/  Incorporated by reference from Post-Effective Amendment No. 20 to the
--
     registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

11/  Incorporated by reference from Post-Effective Amendment No. 22 to the
--
     registration statement, SEC File No. 2-94983, filed June 23, 1992.

12/  Incorporated by reference from Post-Effective Amendment No. 23 to the
--
     Registration Statement, SEC File No. 2-94983, filed December 21, 1992.

13/  Incorporated by reference from Post-Effective Amendment No. 24 to the
--
     Registration Statement, SEC File No. 2-94983, filed August 27, 1993.

14/  Incorporated by reference from Post-Effective Amendment No. 25 to the
--
     Registration Statement, SEC File No. 2-94983, filed December 29, 1993.

15/  Incorporated by reference from Post-Effective Amendment No. 27 to the
--
     Registration Statement, SEC File No. 2-94983, filed December 30, 1994.

16/  Incorporated by reference from Articles III, VIII, IX, X and XI of
--
     Registrant's Declaration of Trust, as amended effective January 28, 1988, December 21, 1990, July 1, 1991, July 1, 1992, August 24, 1993 and
     September 29, 1993, and from Articles II, VII and X of Registrant's By-Laws, as amended March 19, 1991 and September 28, 1994.

17/  Incorporated by reference from Post-Effective Amendment
--
     No. 28 to the Registration Statement, SEC File No. 2-94983, filed September 8, 1995.


18/  Incorporated by reference from Post-Effective Amendment
--
     No. 31 to the Registration Statement, SEC File No. 2-94983, filed November 14, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

None.

Item 26.  Number of Holders of Securities
          -------------------------------


                                                   Number of Record
                                                  Shareholders as of
Title of Class                                     December 14, 1995
--------------                                     -----------------

Shares of Beneficial Interest,
par value $0.001 per share
-----------------------------

PaineWebber Growth Fund

     Class A shares                                      16,600
     Class B shares                                      14,490
     Class C shares                                       7,363
     Class Y shares                                         663


Item 27.  Indemnification
          ---------------

Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a Trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the Trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust or a particular series thereof; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the Trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, Trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

Article IX of the By-laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any Trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Section 9 of the Investment Advisory and Administration Contract ("Contract") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

     Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

     Section 9 of each Exclusive Dealer Agreement contains provisions similar to
Section 9 of the Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

     Section 6 of the Service Contract provides that PaineWebber shall be indemnified and held harmless by the Trust against all liabilities, except those arising out of bad faith, gross negligence, willful misfeasance or reckless disregard of its duties under the Contract.

     Section 10 of each Distribution Contract and Section 7 of the Service Contract contain provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------


     Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 29.  Principal Underwriters
          ----------------------

     a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

     ALL AMERICAN TERM TRUST INC.
     GLOBAL HIGH INCOME DOLLAR FUND, INC.
     GLOBAL SMALL CAP FUND, INC.
     MANAGED HIGH YIELD FUND INC.
     MITCHELL HUTCHINS/INSTITUTIONAL SERIES TRUST
     MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST II MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST III PAINEWEBBER AMERICA FUND
     PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
     PAINEWEBBER INVESTMENT SERIES
     PAINEWEBBER MANAGED ASSETS TRUST
     PAINEWEBBER MANAGED INVESTMENTS TRUST
     PAINEWEBBER MASTER SERIES, INC.
     PAINEWEBBER MUNICIPAL SERIES
     PAINEWEBBER MUTUAL FUND TRUST
     PAINEWEBBER OLYMPUS FUND
     PAINEWEBBER PREMIER INSURED MUNICIPAL INCOME FUND INC. PAINEWEBBER PREMIER TAX-FREE INCOME FUND INC.
     PAINEWEBBER SECURITIES TRUST
     PAINEWEBBER SERIES TRUST
     PAINEWEBBER/KIDDER, PEABODY MUNICIPAL MONEY MARKET SERIES STRATEGIC GLOBAL INCOME FUND, INC.
     TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
     2002 TARGET TERM TRUST INC.


     b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant:

                                                           Position and
Name and                                                   Offices With
Principal Business                Position With            Underwriter or
Address                           Registrant               Exclusive Dealer
------------------                -------------            ----------------

Margo N. Alexander                President                Director,
1285 Avenue of the Americas                                President and Chief
New York, New York 10019                                   Executive Officer of
                                                           Mitchell Hutchins

Teresa M. Boyle                   Vice President           First Vice President
1285 Avenue of the Americas                                and Manager --
New York, New York 10019                                   Advisory Admin
                                                           istration of Mitchell
                                                           Hutchins

Joan L. Cohen                     Vice President and       Vice President and
1285 Avenue of the Americas       Assistant Secretary      Attorney of Mitchell
New York, New York 10019                                   Hutchins

Ellen R. Harris                   Vice President           Managing Director of
1285 Avenue of the Americas                                Mitchell Hutchins
New York, New York 10019

C. William Maher                  Vice President and       First Vice President
1285 Avenue of the Americas       Assistant Treasurer      and the Senior
New York, New York 10019                                   Manager of the Fund
                                                           Administration
                                                           Division of Mitchell
                                                           Hutchins

Ann E. Moran                      Vice President and       Vice President of
1285 Avenue of the Americas       Assistant Treasurer      Mitchell Hutchins
New York, New York 10019

Dianne E. O'Donnell               Vice President and       Senior Vice President
1285 Avenue of the Americas       Secretary                and Deputy General
New York, New York 10019                                   Counsel of Mitchell
                                                           Hutchins

Victoria E. Schonfeld             Vice President           Managing Director and
1285 Avenue of the Americas                                General Counsel of
New York, New York 10019                                   Mitchell Hutchins

Paul H. Schubert                  Vice President and       First Vice President
1285 Avenue of the Americas       Assistant Treasurer      of Mitchell Hutchins
New York, New York 10019

Julian F. Sluyters                Vice President and       Senior Vice President
1285 Avenue of the Americas       Treasurer                and Director of
New York, New York 10019                                   Mutual Fund Finance
                                                           Division of Mitchell
                                                           Hutchins

Mark A. Tincher                   Vice President           Managing Director and
1285 Avenue of the Americas                                Chief Investment
New York, New York 10019                                   Officer--U.S. Equity
                                                           Investments of
                                                           Mitchell Hutchins

Gregory K. Todd                   Vice President and       First Vice President
1285 Avenue of the Americas       Assistant Secretary      and Associate General
New York, New York 10019                                   Counsel of Mitchell
                                                           Hutchins

Keith A. Weller                   Vice President           First Vice President
1285 Avenue of the Americas       and Assistant            and Associate General
New York, New York 10019          Secretary                Counsel of Mitchell
                                                           Hutchins



(c)  None.

Item 30.  Location of Accounts and Records
          --------------------------------

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

Item 31.  Management Services
          -------------------

     Not applicable.

Item 32.  Undertakings
          ------------

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                           PAINEWEBBER OLYMPUS FUND
                                 EXHIBIT INDEX
                                 -------------

Exhibit
Number
------
(1)   (a)   Declaration of Trust 1/
                                 -
      (b)   Amendment effective January 28, 1988 4/
                                                 -
      (c)   Amendment effective December 21, 1990 8/
                                                  -
      (d)   Amendment effective July 1, 1991 9/
                                             -
      (e)   Amendment effective July 1, 1992 12/
                                             --
      (f)   Amendment effective August 24, 1993 13/
                                                --
      (g)   Amendment effective September 29, 1993 14/
                                                   --
      (h)   Amendment effective November 10, 1995 (to be filed)
(2)   (a)   By-laws 1/
                    -
      (b)   Amendment to By-laws dated March 19, 1991
      (c)   Amendment to By-Laws dated September 28, 1994 15/
                                                          --
(3)   Voting trust agreement - none
(4)   Instruments defining the rights of holders of the Registrant's share of beneficial interest 16/
                          --
(5)   Investment Advisory and Administration Contract 5/
                                                      -
(6)   (a)   Distribution Contract with respect to Class A shares 14/
                                                                 --
      (b)   Distribution Contract with respect to Class B shares 14/
                                                                 --
      (c)   Distribution Contract with respect to Class C shares 18/
                                                                 --
      (d)   Distribution Contract with respect to Class Y shares 18/
                                                                 --
      (e)   Exclusive Dealer Agreement with respect to Class A shares 14/
                                                                      --
      (f)   Exclusive Dealer Agreement with respect to Class B shares 14/
                                                                      --
      (g)   Exclusive Dealer Agreement with respect to Class C shares 18/
                                                                      --
      (h)   Exclusive Dealer Agreement with respect to Class Y shares 18/
                                                                      --
(7)   Bonus, profit sharing or pension plans - none
(8)   Custodian Agreement 2/
                          -
(9)   (a)   Transfer Agency and Service Contract 6/
                                                 -
(b)   Service Contract 5/
                       -
(10)  (a)   Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the
            Registrant, with respect to Class A and Class B shares of
            PaineWebber Growth Fund 8/
                                    -
      (b)   Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the
            Registrant, with respect to the Class C shares of PaineWebber Growth
            Fund 11/
                 --
      (c)   Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the
            Registrant, with respect to Class Y shares of PaineWebber Growth
            Fund  7/
                  -
(11)  Other opinions, appraisals, rulings and consents:
      (a)   Independent Auditor's Consent (to be filed)
(12)  Financial statements omitted from prospectus-none
(13)  Letter of investment intent 3/
                                  -
(14)  Prototype Retirement Plan 10/
                                --
(15)  (a)   Plan of Distribution pursuant to Rule 12b-1 with respect to Class
            A shares 9/
                     -
      (b)   Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 9/
                   -
      (c)   Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 12/
                   --
(16)  (a)   Schedule for Computation of Performance Quotations for Class A,
            Class B, and Class Y Shares of PaineWebber Growth Fund 9/
                                                                   -
      (b)   Schedule for Computation of Performance Quotations with respect to
            Class C Shares of PaineWebber Growth Fund 12/
                                                      --
(17)  and (27)  Financial Data Schedule (to be filed by amendment)
(18)  Plan pursuant to Rule 18f-3 17/
                                  --

__________________________________

1/   Incorporated by reference from Post-Effective Amendment No. 8 to the
-
     registration statement, SEC File No. 2-94983, filed February 25, 1987.

2/   Incorporated by reference from Post-Effective Amendment No. 9 to the
-
     registration statement, SEC File No. 2-94983, filed December 22, 1987.

3/   Incorporated by reference from Pre-Effective Amendment No. 1 to the
-
     registration statement, SEC File No. 2-94983, filed March 11, 1985.

4/   Incorporated by reference from Post-Effective Amendment No. 11 to the
-
     registration statement, SEC File No. 2-94983, filed November 3, 1988.

5/   Incorporated by reference from Post-Effective Amendment No. 14 to the
-
     registration statement, SEC File No. 2-94983, filed December 29, 1989.

6/   Incorporated by reference from Post-Effective Amendment No. 16 to the
-
     registration statement, SEC File No. 2-94983, filed November 2, 1990.

7/   Incorporated by reference from Post-Effective Amendment No. 18 to the
-
     registration statement, SEC File No. 2-94983, filed March 26, 1991.

8/   Incorporated by reference from Post-Effective Amendment No. 19 to the
-
     registration statement, SEC File No. 2-94983, filed May 3, 1991.

9/   Incorporated by reference from Post-Effective Amendment No. 20 to the
-
     registration statement, SEC File No. 2-94983, filed December 24, 1991.

10/  Incorporated by reference from Post-Effective Amendment No. 20 to the
--
     registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

11/  Incorporated by reference from Post-Effective Amendment No. 22 to the
--
     registration statement, SEC File No. 2-94983, filed June 23, 1992.

12/  Incorporated by reference from Post-Effective Amendment No. 23 to the
--
     Registration Statement, SEC File No. 2-94983, filed December 21, 1992.

13/  Incorporated by reference from Post-Effective Amendment No. 24 to the
--
     Registration Statement, SEC File No. 2-94983, filed August 27, 1993.

14/  Incorporated by reference from Post-Effective Amendment No. 25 to the
--
     Registration Statement, SEC File No. 2-94983, filed December 29, 1993.

15/  Incorporated by reference from Post-Effective Amendment No. 27 to the
--
     Registration Statement, SEC File No. 2-94983, filed December 30, 1994.

16/  Incorporated by reference from Articles III, VIII, IX, X and XI of
--
     Registrant's Declaration of Trust, as amended effective January 28, 1988, December 21, 1990, July 1, 1991, July 1, 1992, August 24, 1993 and
     September 29, 1993, and from Articles II, VII and X of Registrant's By-Laws, as amended March 19, 1991 and September 28, 1994.

17/  Incorporated by reference from Post-Effective Amendment No. 28 to the
--
     Registration Statement, SEC File No. 2-94983, filed September 8, 1995.

18/  Incorporated by reference from Post-Effective Amendment No. 31 to the
--
     Registration Statement, SEC File No. 2-94983, filed November 14, 1995.

                          Kirkpatrick & Lockhart LLP
                              1800 M Street, N.W.
                            Washington, D.C. 20036
                                 202-778-9000

                                January 5, 1996

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

     Re:  PaineWebber Olympus Fund
          File Nos. 2-94983 and 811-4180
          Post-Effective Amendment No. 32
          --------------------------------

Dear Sir or Madam:

     Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended ("1940 Act"), and Regulation 8B thereunder, is Post-Effective Amendment No. 32 ("Amendment") to the currently effective Registration Statement on Form N-1A ("Registration Statement") of PaineWebber Olympus Fund ("Trust"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

     The primary purpose of the Amendment is to introduce a simplified Prospectus and Statement of Additional Information ("SAI") for the Class A, B and C shares of the Trust's sole series, PaineWebber Growth Fund ("Growth Fund"). The Prospectus and SAI is in a combined format for Growth Fund and the Class A, B and C shares of the following three other funds in the PaineWebber group of mutual funds: PaineWebber Growth and Income Fund, PaineWebber Small Cap Growth Fund, and PaineWebber Small Cap Value Fund (collectively, "Funds").

     As discussed previously with the Staff, the Prospectus and SAI for these Funds are identical in format to the simplified

Securities and Exchange Commission
January 5, 1996
Page 2


prospectus and SAI filed for PaineWebber Global Equity Fund, a series of Mitchell Hutchins/Kidder, Peabody Investment Trust (SEC File Nos. 33-39659 and 811-6292). These documents were initially filed with the Commission on November 2, 1995 in post-effective amendment No. 12 to the registration statement of Mitchell Hutchins/Kidder, Peabody Investment Trust and were revised in post-effective amendment No. 13 to that registration statement, filed on December 22, 1995.

     Pursuant to the guidelines published in 1933 Act Release No. 6510 (February 15, 1984), we call the Staff's attention to the fact that the enclosed Amendment contains disclosure that is substantially similar to that in the simplified prospectus and SAI previously filed for PaineWebber Global Equity Fund, as indicated above ("Global Equity Prospectus" and "Global Equity SAI"). Specifically, all the information in Growth Fund's Prospectus and SAI is substantially identical to that in the Global Equity Prospectus and SAI, except the information that is specific to Growth Fund and the other PaineWebber Funds included in its combined Prospectus/SAI. The disclosure that is Fund-specific and thus different from that in the Global Equity Prospectus/SAI is found in the Growth Fund Prospectus sections captioned "The Funds at a Glance," "Expense Table," "Financial Highlights," "Investment Objective and Policies," "Investment Policy and Process," "Performance," and "The Funds' Investments" and in the Growth Fund SAI section captioned "Investment Objectives and Restrictions." In view of the foregoing, we believe that a selective review of this filing is appropriate.

     The Trust will file another post-effective amendment in the near future to add financial information to the "Financial Highlights" section of the Prospectus, to include a prospectus and statement of additional information for its Class Y shares and to include as an exhibit the consent of Growth Fund's independent auditors. In addition, the registrants of which PaineWebber Growth and Income Fund, PaineWebber Small Cap Value Fund and PaineWebber Small Cap Growth Fund are series expect to file post-effective amendments in the near future to include the Prospectus and SAI as part of their registration statements.

     We expect the Trust and its principal underwriter to request that effectiveness of this Amendment and the subsequent post-effective amendment to be filed by the Trust be accelerated to January 19, 1996 or a date shortly thereafter.

Securities and Exchange Commission
January 5, 1996
Page 3


      If you have any questions or comments concerning the foregoing, please call the undersigned at (202) 778-9090 or Richard C. Miller at (202) 778-9372.


                                              Very truly yours,



                                              Elinor W. Gammon



Enclosures

cc:  Frank J. Donaty
     Randolph S. Koch